As filed with the Securities and Exchange Commission on 7/8/04




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)



                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)


                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5340
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31, 2004
                         ----------------



Date of reporting period:  APRIL 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.




SEMI-ANNUAL REPORT
PERIOD ENDING APRIL 30, 2004






  P I C
----------
PROVIDENT
----------
INVESTMENT
----------
 COUNSEL                FAMILY OF GROWTH-ORIENTED
                        MUTUAL FUNDS

                        |_| Small Cap Growth Fund, Class I

                        |_| Small Cap Growth Fund, Class A

                        |_| Mid Cap Fund, Class B

                        |_| Growth Fund, Class I

                        |_| Twenty Fund, Class I

                                    CONTENTS



MARKET REVIEW & OUTLOOK . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

FUND REVIEW . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

        o SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . .  2

        o MID CAP FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

        o GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

        o TWENTY FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

SCHEDULE OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

        o SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . 12

        o MID CAP FUND . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

        o GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

        o TWENTY FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

STATEMENTS OF ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . . .  20

STATEMENTS OF OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  21

STATEMENTS OF CHANGES IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . 22

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

NOTES TO FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . 29

NOTICE TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

TRUSTEE AND OFFICER INFORMATION . . . . . . . . . . . . . . . . . . . BACK COVER

                             MARKET REVIEW & OUTLOOK

U.S. EQUITY
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
For the six-month period ended April 30, 2004, there have been two distinct periods for U.S. equity markets. The months of November 2003 through January 2004 were generally quite strong for all markets. This strength was propelled by strong GDP growth in the third quarter of 2003, which topped even the most optimistic estimates and continued strong corporate earnings. During this period the S&P 500 Index advanced 8.12%, and mid and small capitalization indexes also showed very positive gains (see chart below).

                                         MARKET PERFORMANCE
----------------------------------------------------------------------------------------------
INDEX                             10/31/03 - 1/31/04    1/31/04 - 4/30/04   10/31/03 - 4/30/04
----------------------------------------------------------------------------------------------
S&P 500 Index                            8.12%                 -1.71%              6.27%
----------------------------------------------------------------------------------------------
Russell 1000 Growth Index                6.68%                 -2.38%              4.14%
----------------------------------------------------------------------------------------------
Russell Midcap Growth Index              7.22%                 -1.38%              5.74%
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index                9.17%                 -4.72%              4.01%
----------------------------------------------------------------------------------------------
NASDAQ Composite Index (total return)    7.04%                 -6.97%             -0.42%
----------------------------------------------------------------------------------------------


The NASDAQ Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market system traded foreign common stocks and ADR's.

Past performance does not guarantee future results.

The February through April period was decidedly different. While stocks rose in February, March and April proved to be difficult months, as stocks fell under the weight of investor concern about the possibility of rising inflation and higher interest rates. Additionally, events in Iraq and the heightened terrorist alert around the globe have taken their toll on investor psychology. Although terrorist activity and the worsening of the conflict in Iraq could continue to affect the stock market in the short run, eventually corporate earnings are always the arbiter of stock market values. On this score, the news is extremely positive. Earnings, earnings revisions, and positive earnings surprises have dominated across large, mid, and small capitalization equities. We expect this positive trend to continue. Finally, while earnings valuation concerns, employment worries, and uncertainty from what appears is going to be an exceptionally close presidential race in November have contributed to making investors skittish, we anticipate the stock market and our Funds to move higher in the months ahead.


INVESTMENT
OUTLOOK
--------------------------------------------------------------------------------
As we move through the second calendar quarter of 2004, we believe that the stronger economy and a better earnings outlook will continue to favor those companies of all capitalization ranges that can continue to grow revenue and earnings at rates that meet or exceed current investor expectations. When we reported to our shareholders at this time last year, we were in the relatively early stages of the current economic recovery. Now, as we move through the "middle innings" of the economic recovery, and given the rise in equity values over the past year, valuations are an important focus. While overall stock market valuations are above historic "fair value" on a comparison of trailing earnings, provided corporate earnings growth remains robust, which we believe is likely, markets are fairly valued when based on forward earnings. Therefore, we believe it is likely that we will see continued strength in U.S. equity markets throughout the balance of 2004 and going into 2005.

This optimistic outlook is based on our belief that the economic recovery will continue to make solid progress. This is an important assumption as one scenario that would prove difficult for the markets and the Funds is if the economic expansion gets truncated during 2004 and we move into a recessionary environment with deflationary implications early in 2005. Something we think is quite unlikely. In our hundreds of conversations with company managements, the clear message is that their businesses are strengthening. Earnings should continue to be strong going forward. As the recovery matures, we continue to be more focused on those areas and companies that will benefit from the expansion as well as those that will be able to continue to grow their revenue and earnings in an environment of modestly rising interest rates and some pick up in inflation.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I

     PHILOSOPHY &
     APPROACH

o    RESEARCH AND INVEST IN
     SMALL CAP COMPANIES
     WITH ABOVE-AVERAGE,
     SUSTAINABLE REVENUE
     AND EARNINGS GROWTH;

o    UTILIZE FUNDAMENTAL
     RESEARCH TO BUILD A
     PORTFOLIO OF CATEGORY
     LEADING COMPANIES THAT
     EXHIBIT:

     o CATALYSTS FOR GROWTH

     o OUTSTANDING COMPANY
       MANAGEMENTS

     o MEASURABLE AND
       SUPERIOR FINANCIAL
       CHARACTERISTICS

     FUND
     SUMMARY

o    TICKER SYMBOL:
     PISCX

o    FUND NUMBER:
     1481

o    CUSIP:
     693365405

o    NUMBER OF HOLDINGS:
     164

SMALL CAP GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Small Cap Growth Fund, Class I returned -2.08% for the six-month period ended April 30, 2004. By comparison the Russell 2000 Growth Index produced a return of 4.01%. The sectors that performed best in 2003 (E.G. INFORMATION TECHNOLOGY) have trailed the broader market in 2004. Investors this year have favored more defensive industries, such as consumer staples, energy and materials, as geopolitical concerns over the Iraqi War and macroeconomic fears of rising interest rates have impacted investor sentiment toward risk.

The strongest sectors contributing to the Fund's total return during this period include health care, energy, and financials. The sector that detracted most from the Fund's return was information technology. The ten stocks that have contributed most to the Fund's return since the beginning of November include American Pharmaceutical Partners, Resources Connection, NII Holdings, Station Casinos, Ask Jeeves, Pixelworks, Maverick Tube, Strayer Education, VCA Antech, and Aaron Rents. The ten stocks that detracted most from the Fund's total return were Taro Pharmaceutical, Advanced Energy Industries, ASE Test, SafeNet, Fred's, RF Micro Devices, Vitesse Semiconductor, Credence Systems, Bombay Company, and priceline.com.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 9/30/93




                                               Russell
                            Small               2000
                           Cap - I             Growth
                            Fund               Index
        -----------       ------------       ----------

        9/30/93             10,000             10,000
        4/30/94              9,478              9,901
        4/30/95             10,514             10,767
        4/30/96             18,823             15,004
        4/30/97             14,948             12,971
        4/30/98             20,959             18,640
        4/30/99             18,290             17,937
        4/30/00             37,401             23,566
        4/30/01             27,914             17,709
        4/30/02             23,468             16,200
        4/30/03             18,385             12,394
        4/30/04             25,263             17,546








INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/04

                                                                                  SINCE
                                     1 YEAR     3 YEARS*  5 YEARS*   10 YEARS*  INCEPTION*
PIC Small Cap Growth Fund - Class I
(Inception September 30, 1993)        37.41%    -3.27%      6.67%     10.30%      9.14%
Russell 2000 Growth Index             41.57%    -0.31%     -0.44%      5.89%      5.45%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

-------------
* Average Annual Total Return represents the average change in account value over the periods indicated. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1% redemption fee on shares held for less than 30 days. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to- book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

     RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

           PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I

TEN LARGEST EQUITY HOLDINGS
------------------------------------------------------------------------------------------------
                            % OF
SECURITY                 NET ASSETS   DESCRIPTION
------------------------------------------------------------------------------------------------
NII Holdings, Inc.          1.47%     An international wireless communication services provider
Westcorp, Inc.              1.46%     A holding company providing automobile lending and
                                      banking services
Strayer Education, Inc.     1.28%     Provider of undergraduate/graduate degree programs to
                                      over 20,000 students at 27 campuses
Alliance Data Systems Corp. 1.27%     Provides transaction, credit and marketing services to
                                      retail companies
Macromedia, Inc.            1.22%     Provides software to developers and designers to create
                                      and deliver experiences on the Internet
MSC Industrial Direct Co.,  1.22%     Direct marketer of brand name and generic industrial
Inc. - Class A                        products to small and mid-sized industrial customers
Aaron Rents, Inc.           1.17%     Leases and rents residential and office furniture
Electronic For Imaging, Inc.1.17%     Designs and markets products that support
                                      black-and-white and color printing
American Healthways, Inc.   1.16%     National provider of comprehensive care and disease
                                      management services to health plans and hospitals
AirTran Holdings, Inc.      1.10%     Operates a low-fare, no-frills, limited frequency,
                                      scheduled airline serving short haul markets in the
                                      eastern U.S.
----------------------------------------------------------------------------------------------

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

SECTOR ALLOCATION
--------------------------------------------------------------------------------
PERCENTAGE OF TOTAL NET ASSETS (EXCLUDING CASH)

                                              AS OF 4/30/04
        Information Technology                     37.7%
--------------------------------------------------------------------------------
        Health Care                                19.8%
--------------------------------------------------------------------------------
        Consumer Discretionary                     13.7%
--------------------------------------------------------------------------------
        Industrials                                13.4%
--------------------------------------------------------------------------------
        Financials                                  6.5%
--------------------------------------------------------------------------------
        Energy                                      2.9%
--------------------------------------------------------------------------------
        Telecommunication Services                  2.2%
--------------------------------------------------------------------------------
        Consumer Staples                            2.1%
--------------------------------------------------------------------------------


STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest weightings are in the information technology, health care, and consumer discretionary sectors. We continue to find attractive opportunities in growth companies which have some cyclical exposure to the improving economy, which explains the significant weighting in technology and industrial related industries. Our research efforts have identified many technology companies that are launching new products or possess proprietary products which are currently benefiting from strong end market demand that emerged again last year. The Fund's technology holdings have shifted over the past six months from an emphasis on early cycle stocks to a focus on companies that may excel in later stages of a recovery in capital spending. Hence, the Fund's semiconductor holdings have incrementally decreased over the past six months, while exposure to software companies has risen.

In the health care arena, many exciting ideas emanate from the medical device and equipment industry, where new technological advancements are producing rapid sales growth and high margins for leading edge companies. We have found some particularly strong companies in the areas of cardiology and cancer therapies. Also in the health care space, the Fund holds a significant position in the specialty and generic pharmaceutical industry, where many small cap companies have an advantage over their large counterparts in that a relatively small target market for a drug or treatment can generate significant profits. Finally, in consumer discretionary stocks, we are investing in companies that are growing earnings by generating strong unit growth, rather than by restructuring.




                            LEAD PORTFOLIO MANAGERS

                                [photo omitted]


                              ANDREW J. PEARL, CFA
                               16 YEARS EXPERIENCE

                                [photo omitted]

                               NED W. BRINES, CFA
                               18 YEARS EXPERIENCE


                                  TEAM MEMBERS

                               NICK A. BLANKL, CFA
                               5 YEARS EXPERIENCE

                                 BARRY B. BURCH
                               11 YEARS EXPERIENCE

                               RANDAL R. CHIN, CFA
                               16 YEARS EXPERIENCE

                              MICHAEL D. EMERY, CFA
                               9 YEARS EXPERIENCE

                           LAURO F. GUERRA, CFA, CIC
                               22 YEARS EXPERIENCE

                             JAMES M. LANDRETH, CFA
                               14 YEARS EXPERIENCE

                              EVELYN D. LAPHAM, CFA
                               23 YEARS EXPERIENCE

                             ANNE E. WESTREICH, CFA
                               12 YEARS EXPERIENCE

                                JOHN J. YOON, CFA
                               15 YEARS EXPERIENCE

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS A
--------------------------------------------------------------------------------

     PHILOSOPHY &
     APPROACH

o    RESEARCH AND INVEST IN
     SMALL CAP COMPANIES
     WITH ABOVE-AVERAGE,
     SUSTAINABLE REVENUE
     AND EARNINGS GROWTH;

o    UTILIZE FUNDAMENTAL
     RESEARCH TO BUILD A
     PORTFOLIO OF CATEGORY
     LEADING COMPANIES THAT
     EXHIBIT:

     o CATALYSTS FOR GROWTH

     o OUTSTANDING COMPANY
       MANAGEMENTS

     o MEASURABLE AND
       SUPERIOR FINANCIAL
       CHARACTERISTICS

     FUND
     SUMMARY

o    TICKER SYMBOL:
     PINSX

o    FUND NUMBER:
     1482

o    CUSIP:
     693365801

o    NUMBER OF HOLDINGS:
     164



SMALL CAP GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Small Cap Growth Fund, Class A returned -2.22% (at net asset value) for the six-month period ended April 30, 2004. By comparison the Russell 2000 Growth Index produced a return of 4.01%. The sectors that performed best in 2003 (E.G. INFORMATION TECHNOLOGY) have trailed the broader market in 2004. Investors this year have favored more defensive industries, such as consumer staples, energy and materials, as geopolitical concerns over the Iraqi War and macroeconomic fears of rising interest rates have impacted investor sentiment toward risk.

The strongest sectors contributing to the Fund's total return during this period include health care, energy, and financials. The sector that detracted most from the Fund's return was information technology. The ten stocks that have contributed most to the Fund's return since the beginning of November include American Pharmaceutical Partners, Resources Connection, NII Holdings, Station Casinos, Ask Jeeves, Pixelworks, Maverick Tube, Strayer Education, VCA Antech, and Aaron Rents. The ten stocks that detracted most from the Fund's total return were Taro Pharmaceutical, Advanced Energy Industries, ASE Test, SafeNet, Fred's, RF Micro Devices, Vitesse Semiconductor, Credence Systems, Bombay Company, and priceline.com.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 2/3/97



                                               Russell
                         Small Cap              2000
                          A With               Growth
                           Load                Index
        --------       ---------------       ---------


         2/3/97           10,000               10,000
        4/30/97            7,747                8,632
        4/30/98           10,801               12,405
        4/30/99            9,359               11,937
        4/30/00           19,416               15,683
        4/30/01           14,411               11,785
        4/30/02           12,064               10,781
        4/30/03            9,406                8,248
        4/30/04           12,875               11,677






INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/04

                                                                            SINCE
                                            1 YEAR   3 YEARS*   5 YEARS*  INCEPTION*
PIC Small Cap Growth Fund - A (With Load)
(Inception February 3, 1997)                29.00%    -5.57%      5.33%     3.55%
PIC Small Cap Growth Fund
  - A (Without Load)
  (Inception February 3, 1997)              36.87%    -3.69%      6.59%     4.40%
Russell 2000 Growth Index                   41.57%    -0.31%     -0.44%     2.19%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA WITH LOAD SHOWN REFLECTS THE CLASS A MAXIMUM SALES CHARGE OF 5.75%.

* Average Annual Total Return represents the average change in account value over the periods indicated. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1% redemption fee on shares held for less than 30 days. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to- book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

     RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFER- ENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

           PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS A
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                            % OF
SECURITY                 NET ASSETS   DESCRIPTION
------------------------------------------------------------------------------------------------
NII Holdings, Inc.          1.47%     An international wireless communication services provider
Westcorp, Inc.              1.46%     A holding company providing automobile lending and
                                      banking services
Strayer Education, Inc.     1.28%     Provider of undergraduate/graduate degree programs to
                                      over 20,000 students at 27 campuses
Alliance Data Systems Corp. 1.27%     Provides transaction, credit and marketing services to
                                      retail companies
Macromedia, Inc.            1.22%     Provides software to developers and designers to create
                                      and deliver experiences on the Internet
MSC Industrial Direct Co.,  1.22%     Direct marketer of brand name and generic industrial
Inc. - Class A                        products to small and mid-sized industrial customers
Aaron Rents, Inc.           1.17%     Leases and rents residential and office furniture
Electronic For Imaging, Inc.1.17%     Designs and markets products that support
                                      black-and-white and color printing
American Healthways, Inc.   1.16%     National provider of comprehensive care and disease
                                      management services to health plans and hospitals
AirTran Holdings, Inc.      1.10%     Operates a low-fare, no-frills, limited frequency,
                                      scheduled airline serving short haul markets in the
                                      eastern U.S.
------------------------------------------------------------------------------------------------

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

SECTOR ALLOCATION
--------------------------------------------------------------------------------
PERCENTAGE OF TOTAL NET ASSETS (EXCLUDING CASH)

                                               AS OF 4/30/04
        Information Technology                     37.7%
--------------------------------------------------------------------------------
        Health Care                                19.8%
--------------------------------------------------------------------------------
        Consumer Discretionary                     13.7%
--------------------------------------------------------------------------------
        Industrials                                13.4%
--------------------------------------------------------------------------------
        Financials                                  6.5%
--------------------------------------------------------------------------------
        Energy                                      2.9%
--------------------------------------------------------------------------------
        Telecommunication Services                  2.2%
--------------------------------------------------------------------------------
        Consumer Staples                            2.1%
--------------------------------------------------------------------------------

STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest weightings are in the information technology, health care, and consumer discretionary sectors. We continue to find attractive opportunities in growth companies which have some cyclical exposure to the improving economy, which explains the significant weighting in technology and industrial related industries. Our research efforts have identified many technology companies that are launching new products or possess proprietary products which are currently benefiting from strong end market demand that emerged again last year. The Fund's technology holdings have shifted over the past six months from an emphasis on early cycle stocks to a focus on companies that may excel in later stages of a recovery in capital spending. Hence, the Fund's semiconductor holdings have incrementally decreased over the past six months, while exposure to software companies has risen.

In the health care arena, many exciting ideas emanate from the medical device and equipment industry, where new technological advancements are producing rapid sales growth and high margins for leading edge companies. We have found some particularly strong companies in the areas of cardiology and cancer therapies. Also in the health care space, the Fund holds a significant position in the specialty and generic pharmaceutical industry, where many small cap companies have an advantage over their large counterparts in that a relatively small target market for a drug or treatment can generate significant profits. Finally, in consumer discretionary stocks, we are investing in companies that are growing earnings by generating strong unit growth, rather than by restructuring.



                            LEAD PORTFOLIO MANAGERS



                                 [PHOTO OMITTED]


                              ANDREW J. PEARL, CFA
                               16 YEARS EXPERIENCE




                                [PHOTO OMITTED]


                               NED W. BRINES, CFA
                               18 YEARS EXPERIENCE


                                  TEAM MEMBERS

                               NICK A. BLANKL, CFA
                               5 YEARS EXPERIENCE

                                 BARRY B. BURCH
                               11 YEARS EXPERIENCE

                               RANDAL R. CHIN, CFA
                               16 YEARS EXPERIENCE

                              MICHAEL D. EMERY, CFA
                               9 YEARS EXPERIENCE

                           LAURO F. GUERRA, CFA, CIC
                               22 YEARS EXPERIENCE

                             JAMES M. LANDRETH, CFA
                               14 YEARS EXPERIENCE

                              EVELYN D. LAPHAM, CFA
                               23 YEARS EXPERIENCE

                             ANNE E. WESTREICH, CFA
                               12 YEARS EXPERIENCE

                                JOHN J. YOON, CFA
                               15 YEARS EXPERIENCE

               PROVIDENT INVESTMENT COUNSEL MID CAP FUND, CLASS B
--------------------------------------------------------------------------------


PHILOSOPHY &
APPROACH

o    RESEARCH AND INVEST IN
     MID CAP COMPANIES
     WITH ABOVE-AVERAGE,
     SUSTAINABLE REVENUE
     AND EARNINGS GROWTH;

o    UTILIZE FUNDAMENTAL
     RESEARCH TO BUILD A
     PORTFOLIO OF CATEGORY
     LEADING COMPANIES THAT
     EXHIBIT:

     o CATALYSTS FOR GROWTH

     o OUTSTANDING COMPANY
       MANAGEMENTS

     o MEASURABLE AND
       SUPERIOR FINANCIAL
       CHARACTERISTICS

     FUND
     SUMMARY

o    TICKER SYMBOL:
     PIMBX

o    FUND NUMBER:
     1484

o    CUSIP:
     693365850

o    NUMBER OF HOLDINGS:
     68


MID CAP FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Mid Cap Fund, Class B returned -2.72% (at net asset value) for the six-month period ended April 30, 2004. By comparison the Russell Midcap Growth Index produced a return of 5.74%. The sectors that performed best in 2003 (E.G. INFORMATION TECHNOLOGY) have trailed the broader market in 2004. Investors this year have favored more defensive industries, such as consumer staples, energy and telecommunication services, as geopolitical concerns over the Iraqi War and macroeconomic fears of rising interest rates have impacted investor sentiment toward risk.

The strongest sectors contributing to the Fund's total return during the past six months include health care, energy, and consumer discretionary. The sector that detracted most from the Fund's return was information technology. The ten stocks that have contributed most to the Fund's total return since the beginning of November include Royal Caribbean Cruises, Zimmer Holdings, Symantec, XTO Energy, Patterson-UTI Energy, Caremark Rx, Brunswick, Strayer Education, Harman International, and Iron Mountain. The ten stocks that detracted most from the Fund's total return were Amkor Technology, SanDisk, QLogic, ICOS, Dollar Tree Stores, Taro Pharmaceutical Industries, Maxtor, JetBlue Airways, Network Appliance, and Family Dollar Stores.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 3/31/99




                                                Russell
                                                Mid Cap
                              Fund              Growth
                                                Index
     -------------       ------------       ----------------

          3/31/99             10,000             10,000
          4/30/99              9,884             10,456
          4/30/00             19,247             16,001
          4/30/01             16,952             11,285
          4/30/02             13,648              9,592
          4/30/03             10,684              7,993
          4/30/04             13,647             10,881








INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/04
                                                                       SINCE
                                   1 YEAR    3 YEARS*      5 YEARS*  INCEPTION*
PIC Mid Cap Fund (With Load)
  (Inception March 31, 1999)        21.31%     -8.23%        5.45%     6.30%
PIC Mid Cap Fund
  (Without Load)
  (Inception March 31, 1999)        26.31%     -7.29%        5.77%     6.45%
Russell Midcap Growth Index         36.14%     -1.21%        0.80%     1.67%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA WITH LOAD SHOWN REFLECTS MAXIMUM APPLICABLE SALES CHARGE.

* Average Annual Total Return represents the average change in account value over the periods indicated. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1% redemption fee on shares held for less than 30 days. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

     The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indices do not incur expenses and are not available for investment.

     RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

               PROVIDENT INVESTMENT COUNSEL MID CAP FUND, CLASS B

TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                              % OF
SECURITY                      NET ASSETS  DESCRIPTION
---------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises, Ltd. 3.29%       Provides pleasure cruises with 25 ships, holding a total
                                          capacity of over 53,000 berths
Navistar International Corp.  2.86%       Primarily a holding company for International Truck and
                                          Engine Corp.; also operates a retail/wholesale finance company
Manpower, Inc.                2.24%       Non-governmental employment services organization with
                                          about 4,000 offices in 66 countries
Strayer Education, Inc.       2.21%       Provider of undergraduate/graduate degree programs to
                                          over 20,000 students at 27 campuses
Brunswick Corp.               2.20%       Manufactures and markets marine engines, fishing and
                                          pleasure boats, and fitness, bowling, and billiards equipment
Tektronix, Inc.               2.17%       Develops test, measurement and monitoring products for
                                          the computer, telecommunications and semiconductor industries
Hyperion Solutions Corp.      2.16%       Develops, markets and supports business analysis
                                          software that helps turn raw data into business information
Williams-Sonoma, Inc.         2.15%       Specialty retailer of quality home products
Nextel Partners, Inc. -       2.09%       Provides digital wireless communications services in
Class A                                   midsized and smaller markets throughout the U.S.
Cognizant Technology          2.08%       Provider of custom information technology design,
                                          development integration and maintenance services
--------------------------------------------------------------------------------------------------------


Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.


SECTOR ALLOCATION
--------------------------------------------------------------------------------
PERCENTAGE OF TOTAL NET ASSETS (EXCLUDING CASH)

                                              AS OF 4/30/04
        Information Technology                    32.7%
--------------------------------------------------------------------------------
        Health Care                               20.8%
--------------------------------------------------------------------------------
        Industrials                               18.9%
--------------------------------------------------------------------------------
        Consumer Discretionary                    16.1%
--------------------------------------------------------------------------------
        Energy                                     5.3%
--------------------------------------------------------------------------------
        Telecommunication Services                 3.3%
--------------------------------------------------------------------------------
        Financials                                 2.6%
--------------------------------------------------------------------------------

STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest weightings are in the information technology, health care, industrial, and consumer discretionary sectors. We continue to find attractive opportunities in growth companies which have some cyclical exposure to the improving economy, which explains the significant weighting in technology and industrial related industries. Our research efforts have identified many technology companies that are launching new products or possess proprietary products which are currently benefiting from strong end market demand. The Fund's technology holdings have, however, shifted over the past six months from an emphasis on early cycle stocks to a focus on companies that should excel in later stages of a recovery in capital spending. Hence, the Fund's semiconductor holdings have incrementally decreased over the past six months, while exposure to software companies has risen.

In the health care arena, many exciting ideas emanate from the medical device and equipment industry, where new technological advancements are producing rapid sales growth and high margins for leading edge companies. This industry represents the greatest concentration within the health care sector and includes a diverse group of companies marketing unique products, such as reconstructive implants and advanced cancer treatments and diagnostic testing. Finally, in consumer discretionary stocks, we are investing in companies that are growing earnings by generating strong unit growth, rather than by restructuring. We have reduced our overall exposure in the consumer discretionary sector, particularly as it relates to low income consumers, as a result of rising energy and commodity prices.





                            LEAD PORTFOLIO MANAGERS




                                [PHOTO OMITTED]


                              EVELYN D. LAPHAM, CFA
                               23 YEARS EXPERIENCE



                                [PHOTO OMITTED]


                               JOHN J. YOON, CFA
                               15 YEARS EXPERIENCE

                                  TEAM MEMBERS

                               NICK A. BLANKL, CFA
                               5 YEARS EXPERIENCE

                                 BARRY B. BURCH
                               11 YEARS EXPERIENCE

                               RANDAL R. CHIN, CFA
                               16 YEARS EXPERIENCE

                             JAMES M. LANDRETH, CFA
                               14 YEARS EXPERIENCE

                              ANDREW J. PEARL, CFA
                               16 YEARS EXPERIENCE

                             ANNE E. WESTREICH, CFA
                               12 YEARS EXPERIENCE

               PROVIDENT INVESTMENT COUNSEL GROWTH FUND, CLASS I


     PHILOSOPHY &
     APPROACH

o    RESEARCH AND INVEST IN
     LARGE CAP COMPANIES
     WITH ABOVE-AVERAGE,
     SUSTAINABLE REVENUE
     AND EARNINGS GROWTH;

o    UTILIZE FUNDAMENTAL
     RESEARCH TO BUILD A
     PORTFOLIO OF CATEGORY
     LEADING COMPANIES THAT
     EXHIBIT:

     o CATALYSTS FOR GROWTH

     o OUTSTANDING COMPANY
       MANAGEMENTS

     o MEASURABLE AND
       SUPERIOR FINANCIAL
       CHARACTERISTICS

     FUND
     SUMMARY

o    TICKER SYMBOL:
     PIPGX

o    FUND NUMBER:
     1480

o    CUSIP:
     693365108

o    NUMBER OF HOLDINGS:
     48


GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Growth Fund, Class I returned 0.54% for the six-month period ended April 30, 2004. By comparison the Russell 1000 Growth Index produced a return of 4.14%. The sectors that performed best in 2003 (E.G. INFORMATION TECHNOLOGY) have trailed the broader market in 2004. Investors this year have favored more defensive industries, such as energy, health care and telecommunication services, as geopolitical concerns over the Iraqi War and macroeconomic fears of rising interest rates have impacted investor sentiment toward risk.

The strongest sectors contributing to the Fund's total return during the past six months include health care, energy, and industrials. The sector that detracted most from the Fund's return was information technology. The ten stocks that have contributed most to the Fund's total return since the beginning of November include Genentech, eBay, Apollo Group, Pfizer, UnitedHealth Group, Boston Scientific, Yahoo!, BJ Services, St. Jude Medical, and Zimmer Holdings. The ten stocks that detracted most from the Fund's total return were Nortel Networks, Dollar Tree Stores, Agilent Technologies, Kohl's, Network Appliance, Barr Pharmaceuticals, SanDisk, Ryanair Holdings, Gemstar-TV Guide International, and Maxtor.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 6/11/92






                                             S&P 500          Russell
                                             Daily             1000
                                             Reinv.           Growth
                           Fund                                Index
        ----------        ----------        ---------        ---------


        6/11/92            10,000            10,000             10,000
        4/30/93            10,349            11,022             10,672
        4/30/94            10,950            11,609             11,078
        4/30/95            11,710            13,636             13,249
        4/30/96            14,883            17,755             17,561
        4/30/97            17,533            22,218             21,438
        4/30/98            24,401            31,341             30,463
        4/30/99            30,444            38,179             38,544
        4/30/00            38,539            42,046             49,173
        4/30/01            24,302            36,590             33,315
        4/30/02            18,592            31,970             26,616
        4/30/03            14,793            27,717             22,795
        4/30/04            16,681            34,055             27,729









INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/04

                                                                       SINCE
                             1 YEAR   3 YEARS*  5 YEARS*  10 YEARS*  INCEPTION*
PIC Growth Fund
(Inception June 11, 1992)    12.77%   -11.79%   -11.34%      4.30%     4.40%
S&P 500 Index                22.88%    -2.36%    -2.26%     11.36%    10.85%
Russell 1000 Growth Index    21.65%    -5.93%    -6.37%      9.61%     8.95%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

------------
* Average Annual Total Return represents the average change in account value over the periods indicated. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1% redemption fee on shares held for less than 30 days.

     The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

     The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

     RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

               PROVIDENT INVESTMENT COUNSEL GROWTH FUND, CLASS I
--------------------------------------------------------------------------------


TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                               % OF
SECURITY                    NET ASSETS   DESCRIPTION
------------------------------------------------------------------------------------------------------
Intel Corp.                    4.47%     Designs, develops, manufactures and markets silicon-based
                                         semi-conductors and related computer components
Cisco Systems, Inc.            4.21%     Worldwide leader in networking for the internet,
                                         providing hardware and software solutions that link
                                         computer networks
Teva Pharmaceutical            4.09%     A leading Israeli manufacturer and exporter of generic,
Industries, Ltd. - ADR                   branded and innovative drugs and active pharmaceutical
                                         ingredients
UnitedHealth Group, Inc.       4.01%     Provides health care coverage and related services,
                                         serving over 48 million Americans
Countrywide Financial Corp.    3.83%     A holding company for Countrywide Home Loans, Inc.;
                                         engaged in the origination, purchase, sale and service
                                         of mortgage loans
The Goldman Sachs Group, Inc.  3.47%     Leading global investment banking and securities firm
Forest Laboratories, Inc.      3.36%     Develops, manufactures, and sells branded and generic
- Class A                                prescription and non-prescription pharmaceuticals
SAP AG - ADR                   3.19%     German company engaged in the development of
                                         client/server enterprise application software for businesses
eBay, Inc.                     3.15%     Provides internet based services, enabling
                                         person-to-person trading of personal items in an auction format
Genentech, Inc.                3.01%     Uses genetic information to develop and market human
                                         pharmaceutical products
-----------------------------------------------------------------------------------------------------------

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

SECTOR ALLOCATION
--------------------------------------------------------------------------------
PERCENTAGE OF TOTAL NET ASSETS (EXCLUDING CASH)

                                             AS OF 4/30/04
        Information Technology                   32.5%
--------------------------------------------------------------------------------
        Health Care                              26.5%
--------------------------------------------------------------------------------
        Consumer Discretionary                   17.1%
--------------------------------------------------------------------------------
        Financials                               13.5%
--------------------------------------------------------------------------------
        Industrials                               6.1%
--------------------------------------------------------------------------------
        Materials                                 1.7%
--------------------------------------------------------------------------------
        Energy                                    1.2%
--------------------------------------------------------------------------------


STRATEGIC VIEW
--------------------------------------------------------------------------------
Since last November the Funds major sector weightings have remained relatively consistent; however, some changes within economic sectors have occurred. In the Fund's largest sector weighting, information technology, we have modestly reduced our exposure to the computer hardware and peripherals industry as well as to software companies. The Fund's current technology holdings are well diversified, but all share the common theme of increasing revenues by selling proprietary or well branded products into growing end markets. The Fund's second largest sector position, health care, has also experienced changes throughout the past six months. The health care exposure has incrementally shifted out of the pharmaceutical industry, and to a lesser degree biotechnology, and into the medical device and equipment industry. Many exciting ideas emanate from the medical device and equipment area, where new technological advancements are producing rapid sales growth and high margins for leading edge companies. This industry represents the greatest concentration within the health care sector now and includes companies with differentiated products, such as advanced cancer treatments and cutting edge devices related to cardiology.

Finally, in consumer discretionary stocks, we are investing in companies that are growing earnings by generating strong unit growth, rather than by restructuring. We have reduced the Fund's consumer discretionary exposure where it relates to low income consumers, as a result of rising energy and commodity prices.


                               PORTFOLIO MANAGERS


                                 [PHOTO OMITTED]


                             DONALD E. EVENSON, CFA
                               14 YEARS EXPERIENCE



                                [PHOTO OMITTED]


                              SUSAN J. PERKINS, CFA
                               23 YEARS EXPERIENCE



                                [PHOTO OMITTED]


                              DEREK S. DERMAN, CFA
                               13 YEARS EXPERIENCE


                                RESEARCH ANALYSTS

                               NICK A. BLANKL, CFA
                               5 YEARS EXPERIENCE

                                 BARRY B. BURCH
                               11 YEARS EXPERIENCE

                               RANDAL R. CHIN, CFA
                               16 YEARS EXPERIENCE

                               SEAN C. KRAUS, CFA
                               8 YEARS EXPERIENCE

                             JAMES M. LANDRETH, CFA
                               14 YEARS EXPERIENCE

                              EVELYN D. LAPHAM, CFA
                               23 YEARS EXPERIENCE

                               JEFFREY W. LIN, CFA
                               17 YEARS EXPERIENCE

                                  ROSE HAN PARK
                               13 YEARS EXPERIENCE

                              ANDREW J. PEARL, CFA
                               16 YEARS EXPERIENCE

                             ANNE E. WESTREICH, CFA
                               12 YEARS EXPERIENCE

                                JOHN J. YOON, CFA
                               15 YEARS EXPERIENCE

               PROVIDENT INVESTMENT COUNSEL TWENTY FUND, CLASS I
--------------------------------------------------------------------------------

     PHILOSOPHY &
     APPROACH

o    RESEARCH AND INVEST IN
     LARGE CAP COMPANIES
     WITH ABOVE-AVERAGE,
     SUSTAINABLE REVENUE
     AND EARNINGS GROWTH;

o    UTILIZE FUNDAMENTAL
     RESEARCH TO BUILD A
     PORTFOLIO OF CATEGORY
     LEADING COMPANIES THAT
     EXHIBIT:

     o CATALYSTS FOR GROWTH
     o OUTSTANDING COMPANY
       MANAGEMENTS

     o MEASURABLE AND
       SUPERIOR FINANCIAL
       CHARACTERISTICS

     FUND
     SUMMARY

o    TICKER SYMBOL:
     PICTX

o    FUND NUMBER:
     1483

o    CUSIP:
     719519605

o    NUMBER OF HOLDINGS:
     28

TWENTY FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Twenty Fund, Class I returned 0.31% for the six-month period ended April 30, 2004. By comparison the Russell 1000 Growth Index produced a return of 4.14%. The sectors that performed best in 2003 (E.G. INFORMATION TECHNOLOGY) have trailed the broader market in 2004. Investors this year have favored more defensive industries, such as energy, health care and telecommunication services, as geopolitical concerns over the Iraqi War and macroeconomic fears of rising interest rates have impacted investor sentiment toward risk.

The strongest sectors contributing to the Fund's total return during the past six months include health care, consumer discretionary, and financials. The sector that detracted most from the Fund's return was information technology. The ten stocks that h-ave contributed most to the Fund's total return since the beginning of November include eBay, Genentech, Forest Laboratories, Pfizer, UnitedHealth Group, Boston Scientific, Countrywide Financial, Nabors Industries, Gilead Sciences, and Biogen. The ten stocks that detracted most from the Fund's total return were Nortel Networks, Network Appliance, SanDisk, Agilent Technologies, Xilinx, Ryanair Holdings, Kohl's, Mercury Interactive, SAP, and Intel.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 12/29/99





                                        S&P 500           Russell
                                         Daily            1000
                                        Reinv.            Growth
                         Fund                              Index
       ----------       --------       ----------       ---------


       12/29/99          10,000         10,000            10,000
       4/30/00            9,610          9,922            10,203
       4/30/01            5,420          8,635             6,913
       4/30/02            3,820          7,544             5,523
       4/30/03            2,880          6,541             4,730
       4/30/04            3,260          8,036             5,754









INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 4/30/04
                                                                    SINCE
                                    1 YEAR          3 YEARS*      INCEPTION*
PIC Twenty Fund
(Inception December 29, 1999)        13.19%         -15.59%         -22.76%
S&P 500 Index                        22.88%          -2.36%          -4.82%
Russell 1000 Growth Index            21.65%          -5.93%         -11.93%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

* Average Annual Total Return represents the average change in account value over the periods indicated. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1% redemption fee on shares held for less than 30 days. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

     The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

     RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

                PROVIDENT INVESTMENT COUNSEL TWENTY FUND, CLASS I
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                              % OF
SECURITY                   NET ASSETS   DESCRIPTION VALUE($)
---------------------------------------------------------------------------------------------
eBay, Inc.                    6.80%     Provides internet based services, enabling
                                        person-to-person trading of personal items in an
                                        auction format
Forest Laboratories, Inc.     5.59%     Develops, manufactures, and sells branded and generic
- Class A                               prescription and non-prescription pharmaceuticals
UnitedHealth Group, Inc.      5.27%     Provides health care coverage and related services,
                                        serving over 48 million Americans
Countrywide Financial Corp.   5.18%     A holding company for Countrywide Home Loans, Inc.;
                                        engaged in the origination, purchase, sale and service
                                        of mortgage loans
Cisco Systems, Inc            4.96%     Worldwide leader in networking for the internet,
                                        providing hardware and software solutions that link
                                        computer networks
Teva Pharmaceutical           4.90%     A leading Israeli manufacturer and exporter of generic,
Industries, Ltd. - ADR                  branded and innovative drugs and active pharmaceutical
                                        ingredients
Genentech, Inc.               4.61%     Uses genetic information to develop and market human
                                        pharmaceutical products
Intel Corp.                   4.54%     Designs, develops, manufactures and markets
                                        silicon-based semi-conductors and related computer
                                        components
Maxim Integrated Products,    4.42%     Designs, manufactures and markets linear and
Inc.                                    mixed-signal integrated analog circuits

Echostar Communications, New  4.39%     Provides direct broadcast satellite (DBS) service
                                        nationwide to over 8 million subscribers
-----------------------------------------------------------------------------------------------

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.


SECTOR ALLOCATION
--------------------------------------------------------------------------------
PERCENTAGE OF TOTAL NET ASSETS (EXCLUDING CASH)

                                            AS OF 4/30/04
        Health Care                             36.7%
--------------------------------------------------------------------------------
        Information Technology                  36.5%
--------------------------------------------------------------------------------
        Consumer Discretionary                  16.9%
--------------------------------------------------------------------------------
        Financials                               9.4%
--------------------------------------------------------------------------------

STRATEGIC VIEW
--------------------------------------------------------------------------------
Since last November we have made some changes to the Fund's major sector weightings. The health care sector has increased by approximately 7% and now represents the largest sector weighting. Within the health care area, we have made some changes as well, by incrementally increasing the Fund's medical device and equipment industry holdings. Many exciting ideas emanate from the medical device and equipment area, where new technological advancements are producing rapid sales growth and high margins for leading edge companies. This industry represents the greatest concentration within the health care sector now and includes companies with differentiated products, such as advanced cancer treatments and cutting edge devices related to cardiology.

The Fund still holds a significant position in the information technology area, which represents the second largest sector weight. The current technology holdings are well diversified, but all share the common theme of increasing revenues by selling proprietary or well branded products into growing end markets. Finally, in the financials sector, we are focusing on companies that we believe will continue to grow earnings and gain market share despite a rising interest rate environment.





                               PORTFOLIO MANAGERS



                                [PHOTO OMITTED]


                             DONALD E. EVENSON, CFA
                               14 YEARS EXPERIENCE



                                [PHOTO OMITTED]


                              SUSAN J. PERKINS, CFA
                               23 YEARS EXPERIENCE





                                [PHOTO OMITTED]


                              DEREK S. DERMAN, CFA
                              13 YEARS EXPERIENCE-


                                RESEARCH ANALYSTS

                               NICK A. BLANKL, CFA
                               5 YEARS EXPERIENCE

                                 BARRY B. BURCH
                               11 YEARS EXPERIENCE

                               RANDAL R. CHIN, CFA
                               16 YEARS EXPERIENCE

                               SEAN C. KRAUS, CFA
                               8 YEARS EXPERIENCE

                             JAMES M. LANDRETH, CFA
                               14 YEARS EXPERIENCE

                              EVELYN D. LAPHAM, CFA
                               23 YEARS EXPERIENCE

                               JEFFREY W. LIN, CFA
                               17 YEARS EXPERIENCE

                                  ROSE HAN PARK
                               13 YEARS EXPERIENCE

                              ANDREW J. PEARL, CFA
                               16 YEARS EXPERIENCE

                             ANNE E. WESTREICH, CFA
                               12 YEARS EXPERIENCE

                                JOHN J. YOON, CFA
                               15 YEARS EXPERIENCE


                            PIC SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.0%
AEROSPACE & DEFENSE: 0.3%
    78,800     KVH Industries, Inc.* ............................   $  1,084,603
                                                                    ------------

AIR FREIGHT & COURIERS: 0.6%
    42,200     UTI Worldwide, Inc. # ............................      1,933,182
                                                                    ------------

AIRLINES: 1.1%
   299,000     AirTran Holdings, Inc.* ..........................      3,650,790
                                                                    ------------

BANKS: 3.8%
    89,504     Southwest Bancorporation
                  Of Texas, Inc. ................................      3,640,128
    52,932     UCBH Holdings, Inc. ..............................      1,959,543
   110,300     Westcorp, Inc. ...................................      4,864,230
    44,522     Wintrust Financial Corp. .........................      2,114,350
                                                                    ------------
                                                                      12,578,251
                                                                    ------------
BIOTECHNOLOGY: 3.9%
    37,710     AngioTech Pharmaceuticals, Inc. #* ...............        786,254
    63,600     Corgentech, Inc.* ................................      1,175,964
    95,300     Digene Corp.* ....................................      3,383,150
    72,700     Ligand Pharmaceuticals Inc.,
                  - Class B* ....................................      1,556,507
    73,600     Myogen, Inc.* ....................................        848,608
    30,562     Neurocrine Biosciences, Inc.* ....................      2,005,784
    87,200     Tanox, Inc.* .....................................      1,486,760
    81,100     Vicuron Pharmaceuticals, Inc.* ...................      1,849,891
                                                                    ------------
                                                                      13,092,918
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES: 7.8%
   100,500     Administaff, Inc.* ...............................      1,758,750
    27,800     Asset Acceptance Capital Corp.* ..................        522,084
    63,670     Corinthian Colleges, Inc.* .......................      1,949,575
    75,452     CoStar Group, Inc.* ..............................      2,975,072
    90,000     Cree, Inc.* ......................................      1,669,500
    54,134     Education Management Corp.* ......................      1,919,592
    12,850     Intersections, Inc.* .............................        317,395
   186,700     Navigant Consulting, Inc.* .......................      3,272,851
    86,450     Portfolio Recovery
                  Associates, Inc.* .............................      2,309,080
   125,600     Quest Software, Inc.* ............................      1,413,000
    87,104     Resources Connection, Inc.* ......................      3,511,162
    34,200     Strayer Education, Inc. ..........................      4,273,974
                                                                    ------------
                                                                      25,892,035
                                                                    ------------
COMMUNICATIONS EQUIPMENT: 2.5%
    41,600     Avocent Corp.* ...................................      1,334,944
   102,400     F5 Networks, Inc.* ...............................      2,600,960
    53,800     SafeNet, Inc.* ...................................      1,156,700
   187,105     Tekelec* .........................................      3,119,040
                                                                    ------------
                                                                       8,211,644
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS: 1.8%
    41,000     Avid Technology, Inc.* ...........................      1,966,770
   152,850     Electronics for Imaging, Inc.* ...................      3,879,333
                                                                    ------------
                                                                       5,846,103
                                                                    ------------




SHARES                                                                   VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING: 1.0%
   121,600     Chicago Bridge
               & Iron Co. - ADR .................................   $  3,496,000
                                                                    ------------

CONSUMER FINANCE: 0.6%
    61,300     Ace Cash Express, Inc.* ..........................      1,869,650
                                                                    ------------

ELECTRICAL EQUIPMENT: 1.0%
   248,900     Power-One Inc.* ..................................      2,140,540
    25,600     Roper Industries, Inc. ...........................      1,242,880
                                                                    ------------
                                                                       3,383,420
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.1%
   144,100     Aeroflex, Inc.* ..................................      1,812,778
    94,500     Cherokee International Corp.* ....................      1,408,050
    49,100     FARO Technologies, Inc.* .........................        876,435
    54,406     FLIR Systems, Inc.* ..............................      2,552,185
    60,400     Lexar Media, Inc.* ...............................        561,720
    17,403     Merix Corp.* .....................................        270,617
   108,450     Trimble Navigation, Ltd.* ........................      2,716,673
                                                                    ------------
                                                                      10,198,458
                                                                    ------------
ENERGY EQUIPMENT & SERVICES: 2.3%
   220,400     Key Energy Services, Inc.* .......................      2,349,464
   169,300     KFx, Inc.* .......................................      1,708,237
    92,500     Maverick Tube Corp.* .............................      2,093,275
    69,235     TETRA Technologies, Inc.* ........................      1,655,409
                                                                    ------------
                                                                       7,806,385
                                                                    ------------
FOOD & DRUG RETAILING: 1.6%
   115,400     United Natural Foods, Inc.* ......................      2,890,770
   166,150     Wild Oats Markets, Inc.* .........................      2,292,870
                                                                    ------------
                                                                       5,183,640
                                                                    ------------

FOOD PRODUCTS: 0.5%
   174,500     SunOpta, Inc. #* .................................      1,638,555
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES: 4.9%
   112,500     ALARIS Medical Systems, Inc.* ....................      2,184,750
    75,100     EPIX Medical, Inc.* ..............................      1,841,452
    67,000     I-Flow Corp.* ....................................        980,880
    82,600     Intuitive Surgical, Inc.* ........................      1,333,990
   104,100     Merit Medical Systems, Inc.* .....................      1,635,411
   117,800     Thoratec Corp.* ..................................     1,603,258
    34,600     Ventana Medical Systems, Inc.* ...................      1,712,354
    54,822     Wilson Greatbatch Technologies, Inc.* ............      1,891,359
    50,000     Wright Medical Group, Inc.* ......................      1,717,000
    46,739     Zoll Medical Corp.* ..............................      1,407,779
                                                                    ------------
                                                                      16,308,233
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES: 6.6%
    74,200     America Service Group, Inc.* .....................      2,723,140
   159,700     American Healthways, Inc.* .......................      3,869,531
    44,400     AMERIGROUP Corp.* ................................      1,843,044
    96,400     Andrx Corp.* .....................................      2,205,632
    24,700     Centene Corp.* ...................................        827,450
   135,600     Omnicell, Inc.* ..................................      1,868,568




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       12





                            PIC SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

   107,400     Select Medical Corp. .............................   $  2,035,230
    52,399     United Surgical Partners
                  International, Inc.* ..........................      1,897,892
    69,123     VCA Antech, Inc.* ................................      2,826,440
    74,400     VistaCare, Inc.* .................................      1,874,136
                                                                    ------------
                                                                      21,971,063
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE: 3.7%
    73,600     Alliance Gaming Corp.* ...........................      1,837,792
    25,942     P.F. Chang's China Bistro, Inc.* .................      1,267,526
    58,610     RARE Hospitality
                  International, Inc.* ..........................      1,604,156
    57,500     Red Robin Gourmet Burgers, Inc.* .................      1,653,125
    74,792     Station Casinos, Inc. ............................      3,371,623
    89,900     WMS Industries, Inc.* ............................      2,538,776
                                                                    ------------
                                                                      12,272,998
                                                                    ------------
INSURANCE: 0.7%
    68,400     Direct General Corp. .............................      2,445,300
                                                                    ------------

INTERNET SOFTWARE & SERVICES: 8.0%
   140,500     Akamai Technologies, Inc.* .......................      1,660,710
    80,000     Aladdin Knowledge Systems #* .....................      1,635,200
    69,100     Ask Jeeves, Inc.* ................................      2,450,977
   122,000     CNET Networks, Inc.* .............................      1,039,440
    90,982     Digital Insight Corp.* ...........................      1,755,953
   117,900     DoubleClick, Inc.* ...............................        951,453
   108,800     Equinex, Inc. * ..................................      3,197,632
    87,400     Internet Security Systems, Inc.* .................      1,161,546
   121,500     Open Text Corp. #* ...............................      3,301,155
   135,600     RADWARE, Ltd. #* .................................      2,865,228
    99,000     SINA Corp. #* ....................................      2,821,500
   209,100     SupportSoft, Inc.* ...............................      2,067,999
   108,900     United Online, Inc.* .............................      1,807,740
                                                                    ------------
                                                                      26,716,533
                                                                    ------------
INVESTMENT BANKING: 0.5%
    35,700     Piper Jaffray Companies, Inc.* ...................      1,728,594
                                                                    ------------

IT CONSULTING & SERVICES: 4.2%
   121,200     Alliance Data Systems Corp.* .....................      4,214,124
    48,067     Anteon International Corp.* ......................      1,499,690
    62,000     CACI International, Inc.* ........................      2,821,000
    33,850     Cognizant Technology Solutions Corp.* ............      1,464,351
    57,700     iPayment Holdings, Inc.* .........................      1,956,030
    52,900     SRA International, Inc. - Class A* ...............      1,984,808
                                                                    ------------
                                                                      13,940,003
                                                                    ------------
MACHINERY: 0.3%
    43,000     Joy Global, Inc. .................................      1,128,750
                                                                    ------------






SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MEDIA: 1.8%
   119,903     Cumulus Media, Inc.  - Class A* ..................   $  2,520,361
    74,315     Lin TV Corp.* ....................................      1,671,344
   185,363     Spanish Broadcasting System - Class A* ...........      1,801,728
                                                                    ------------
                                                                       5,993,433
                                                                    ------------
MULTILINE RETAIL: 0.8%
    87,700     Tuesday Morning Corp.* ...........................      2,586,273
                                                                    ------------

OIL & GAS: 0.6%
    68,400     Patina Oil & Gas Corp. ...........................      1,901,520
                                                                    ------------

PHARMACEUTICALS: 4.3%
    66,500     American Pharmaceutical Partners, Inc.* ..........      2,812,950
    65,000     Bradley Pharmaceuticals, Inc. ....................      1,704,300
    52,800     Flamel Technologies - ADR ........................      1,393,392
    59,477     K-V Pharmaceutical Co. - Class A* ................      1,428,638
    34,018     Medicis Pharmaceutical Corp. - Class A ...........      1,460,053
    89,300     Santarus, Inc.* ..................................      1,149,291
    42,720     Taro Pharmaceuticals Industries, Ltd. #* .........      1,847,640
    81,102     The Medicines Co.* ...............................      2,652,846
                                                                    ------------
                                                                      14,449,110
                                                                    ------------
REINSURANCE: 0.4%
    37,200     Platinum Underwriter Holdings, Ltd. # ............      1,189,656
                                                                    ------------

SEMICONDUCTORS: 6.3%
   299,142     ChipPAC, Inc. - Class A* .........................      1,833,741
    99,950     FormFactor, Inc.* ................................      1,758,121
    45,400     International Rectifier Corp.* ...................      1,799,656
   141,800     Micrel, Inc.* ....................................      1,732,796
   253,900     Microsemi Corp.* .................................      2,759,893
    82,800     OmniVision Technologies, Inc.* ...................      1,846,606
   168,800     Pixelworks, Inc.* ................................      3,018,144
    67,200     Power Integrations, Inc.* ........................      1,655,136
   175,300     RF Micro Devices, Inc.* ..........................      1,290,208
    82,000     Standard Microsystems Corp.* .....................      1,954,880
    87,450     Trident Microsystems, Inc.* ......................      1,212,932
                                                                    ------------
                                                                      20,862,113
                                                                    ------------





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       13





                            PIC SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT: 3.9%
    62,635     Advanced Energy Industries, Inc.* ................   $    829,287
   145,050     ASE Test, Ltd. #* ................................        905,112
    86,300     Brooks Automation, Inc.* .........................      1,436,032
    41,321     Cymer, Inc.* .....................................      1,321,446
   101,500     Exar Corp.* ......................................      1,548,890
   143,700     FEI Co.* .........................................      2,871,126
    55,000     Genesis Microchip Inc.* ..........................        826,650
    16,100     hi/fn, inc.* .....................................        140,392
   139,800     O2Micro International, Ltd. #* ...................      2,027,100
   216,000     Vitesse Semiconductor Corp.* .....................        924,480
                                                                    ------------
                                                                      12,830,515
                                                                    ------------
SOFTWARE: 7.0%
   113,600     Altiris, Inc.* ...................................      2,874,080
   125,474     FileNet Corp.* ...................................      3,445,516
    68,300     Hyperion Solutions Corp.* ........................      2,621,354
   129,600     Inet Technologies, Inc.* .........................      1,276,560
   196,700     Macromedia, Inc.* ................................      4,052,020
    17,900     MicroStrategy, Inc. - Class A* ...................        859,934
   119,700     Secure Computing Corp.* ..........................      1,144,332
    89,136     SERENA Software, Inc.* ...........................      1,583,947
    68,300     Sonic Solutions* .................................      1,230,083
    67,800     SS&C Technologies, Inc. ..........................      1,565,502
   352,450     TIBCO Software, Inc.* ............................      2,643,375
                                                                    ------------
                                                                      23,296,703
                                                                    ------------
SPECIALTY RETAIL: 6.2%
   134,887     Aaron Rents, Inc.                                       3,906,328
   113,850     Aeropostale, Inc.* ...............................      2,503,562
   111,800     Claire's Stores, Inc. ............................      2,278,484
    58,942     Cost Plus, Inc.* .................................      2,133,700
    42,800     Guitar Center, Inc.* .............................      1,777,056
    63,958     Hot Topic, Inc.* .................................      1,423,705
    61,500     Tractor Supply Co.* ..............................      2,402,190
    29,100     Urban Outfitters, Inc.* ..........................      1,343,547
    98,100     West Marine, Inc.* ...............................      2,852,748
                                                                    ------------
                                                                      20,621,320
                                                                    ------------
TEXTILES APPAREL & LUXURY GOODS: 1.2%
    24,000     Oxford Industries, Inc. ..........................        935,520
   141,496     Quiksilver, Inc.* ................................      3,060,559
                                                                    ------------
                                                                       3,996,079
                                                                    ------------
THRIFTS & MORTGAGE FINANCE: 0.5%
    65,986     BankUnited Financial Corp. - Class A* ............      1,744,010
                                                                    ------------





SHARES                                                                   VALUE
--------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS: 1.2%
   141,300     MSC Industrial Direct Co., Inc.
                  - Class A .....................................   $  4,049,658
                                                                    ------------

TRUCKING: 0.8%
    74,075     Old Dominion Freight Line, Inc.* .................      2,761,511
                                                                    ------------

WIRELESS TELECOMMUNICATIONS: 2.2%
   139,650     NII Holdings, Inc. * .............................      4,887,750
   109,700     Western Wireless Corp. - Class A* ................      2,283,954
                                                                    ------------
                                                                       7,171,704
                                                                    ------------
TOTAL COMMON STOCKS
  (cost $283,717,211) ...........................................   $325,830,713
                                                                    ------------



PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS: 0.0%
$   14,480     TIMCO Aviation Services, Inc.,
                  8.00%, 1/2/2007 (Cost $83) ....................   $     --

MONEY MARKET INVESTMENTS: 4.3%
 7,217,289     SEI Daily Income Trust Government Fund ...........      7,217,289
 7,201,149     SEI Daily Income Treasury Fund ...................      7,201,149
                                                                    ------------
                                                                      14,418,438
                                                                    ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $14,418,438) ............................................     14,418,438
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $298,135,732): 102.3% ...................................    340,249,151
  Liabilities in Excess of Other Assets: (2.3%) .................     (7,527,929)
                                                                    ------------

NET ASSETS:     100.0% ..........................................   $332,721,222
                                                                    ============

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       14





                            PIC MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.7%
AIRLINES: 1.7%
     3,340    Southwest Airlines Co. ........................       $    $47,695
                                                                    ------------

BIOTECHNOLOGY: 5.4%
       950    Angiotech Pharmaceuticals, Inc. #* ............             19,808
       860    Eyetech Pharmaceuticals, Inc.* ................             30,745
     1,225    ICOS Corp.* ...................................             39,188
       550    Neurocrine Biosciences, Inc.* .................             36,096
     1,000    Protein Design Labs, Inc.* ....................             24,480
                                                                    ------------
                                                                         150,317
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES: 14.7%
     1,020    Cintas Corp. ..................................             45,859
     1,280    Corinthian Colleges, Inc.* ....................             39,194
     1,950    Cree, Inc.* ...................................             36,173
     1,125    Education Management Corp.* ...................             39,892
     1,100    Herman Miller, Inc. ...........................             28,908
     1,340    Manpower, Inc. ................................             62,846
     1,800    Monster Worldwide, Inc.* ......................             46,098
     1,055    Stericycle, Inc.* .............................             50,450
       495    Strayer Education, Inc. .......................             61,860
                                                                    ------------
                                                                         411,280
                                                                    ------------
COMMUNICATIONS EQUIPMENT: 4.5%
     3,030    Comverse Technology, Inc.* ....................             49,571
     1,700    Juniper Networks, Inc.* .......................             37,196
     2,020    Polycom, Inc.* ................................             38,542
                                                                    ------------
                                                                         125,309
                                                                    ------------
COMPUTERS STORAGE & PERIPHERALS: 2.2%
     1,965    Network Appliance, Inc.* ......................             36,588
     1,150    SanDisk Corp.* ................................             26,576
                                                                    ------------
                                                                          63,164
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES: 1.6%
     1,270    CIT Group, Inc. ...............................             43,650
                                                                    ------------

ELECTRICAL EQUIPMENT: 1.0%
       825    Rockwell Automation, Inc. .....................             26,969
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS: 5.2%
     1,811    Jabil Circuit, Inc.* ..........................             47,792
     2,050    Tektronix, Inc. ...............................             60,680
     1,260    Thermo Electron Corp.* ........................             36,792
                                                                    ------------
                                                                         145,264
                                                                    ------------
ENERGY EQUIPMENT & SERVICES: 3.9%
     1,510    ENSCO International, Inc. .....................             41,329
     1,040    GlobalSanteFe Corp. # .........................             27,425
     1,160    Patterson-UTI Energy, Inc. ....................             41,980
                                                                    ------------
                                                                         110,734
                                                                    ------------





SHARES                                                                   VALUE
--------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES: 8.8%
     1,900    Cytyc Corp.* ..................................            $40,660
       905    INAMED Corp.* .................................             53,250
       575    Kinetic Concepts, Inc.* .......................             27,830
       540    Millipore Corp.* ..............................             28,312
       560    Varian Medical Systems, Inc.* .................             48,070
       605    Zimmer Holdings, Inc.* ........................             48,309
                                                                    ------------
                                                                         246,431
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES: 5.7%
     1,495    Caremark Rx, Inc.* ............................             50,606
       670    Express Scripts, Inc.* ........................             51,818
     1,400    Omnicare, Inc. ................................             58,072
                                                                    ------------
                                                                         160,496
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE: 4.7%
     1,050    International Game Technology .................             39,627
     2,275    Royal Caribbean Cruises Ltd. # ................             92,206
                                                                    ------------
                                                                         131,833
                                                                    ------------
INTERNET SOFTWARE & SERVICES: 2.7%
     1,675    SINA Corp. #* .................................             47,738
     1,700    VeriSign, Inc.* ...............................             27,421
                                                                    ------------
                                                                          75,159
                                                                    ------------
IT CONSULTING & SERVICES: 3.9%
     1,350    Cognizant Technology Solutions Corp. ..........             58,401
     1,135    Iron Mountain, Inc.* ..........................             51,654
                                                                    ------------
                                                                         110,055
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS: 2.9%
     1,500    Brunswick Corp. ...............................             61,665
     1,000    Marvel Enterprises, Inc.* .....................             18,990
                                                                    ------------
                                                                          80,655
                                                                    ------------
MACHINERY: 2.9%
     1,775    Navistar International Corp.* .................             80,141
                                                                    ------------

MEDIA: 2.8%
     3,125    UnitedGlobalCom, Inc.* ........................             23,375
     1,655    Univision Communications, Inc.* ...............             56,022
                                                                    ------------
                                                                          79,397
                                                                    ------------
MULTILINE RETAIL: 1.2%
     1,217    Dollar Tree Stores, Inc.* .....................             32,798
                                                                    ------------

OIL & GAS: 1.4%
     1,447    XTO Energy, Inc. ..............................             38,635
                                                                    ------------

PHARMACEUTICALS: 1.0%
       615    Taro Pharmaceuticals Industries Ltd. #* .......             26,599
                                                                    ------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       15





                            PIC MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

REAL ESTATE 1.0%
     1,500    Friedman, Billings, Ramsey Group, Inc. ........       $     27,750
                                                                    ------------

SEMICONDUCTORS: 2.5%
     1,990    ATI Technologies, Inc. #* .....................             28,955
       925    Maxim Integrated Products, Inc. ...............             42,541
                                                                    ------------
                                                                          71,496
                                                                    ------------
SOFTWARE: 10.3%
     1,900    Activision, Inc.* .............................             28,614
     1,085    Adobe Systems, Inc. ...........................             44,854
     1,575    Hyperion Solutions Corp.* .....................             60,449
     1,900    Macromedia, Inc.* .............................             39,140
       870    Mercury Interactive Corp.* ....................             37,018
       685    Symantec Corp.* ...............................             30,859
     6,450    TIBCO Software, Inc.* .........................             48,375
                                                                    ------------
                                                                         289,309
                                                                    ------------
SPECIALTY RETAIL: 2.1%
     1,855    Williams-Sonoma, Inc.* ........................             60,250
                                                                    ------------

TEXTILES APPAREL & LUXURY GOODS: 2.3%
       850    Coach, Inc.* ..................................             36,210
       550    Columbia Sportswear Co.* ......................             29,282
                                                                    ------------
                                                                          65,492
                                                                    ------------
WIRELESS TELECOMMUNICATIONS: 3.3%
     4,375    Nextel Partners, Inc. - Class A* ..............             58,406
       975    NII Holdings, Inc. - Class B* .................             34,125
                                                                    ------------
                                                                          92,531
                                                                    ------------

TOTAL COMMON STOCKS
  (cost $2,646,395) .........................................          2,793,409
                                                                    ------------


PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS: 2.3%
$   32,107    SEI Daily Income Trust Government Fund ........       $     32,107
    32,107    SEI Daily Income Treasury Fund ................             32,107
                                                                    ------------
                                                                          64,214
                                                                    ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $64,214) ............................................             64,214
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $2,710,609): 102.0% .................................          2,857,623
Liabilities in Excess of Other Assets: (2.0%) ...............            (55,686)
                                                                    ------------

NET ASSETS: 100.0% ..........................................       $  2,801,937
                                                                    ============



---------
* Non-income producing security.
# U.S. traded security of a foreign issuer.
















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       16





                            PIC GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.5%
AIR FREIGHT & COURIERS: 1.9%
     18,600     J.B. Hunt Transport Services, Inc. .............    $    588,876
                                                                    ------------

AUTOMOBILES & MOTORCYCLES: 1.8%
     10,000     Harley Davidson, Inc. ..........................         563,200
                                                                    ------------

BIOTECHNOLOGY: 4.2%
      6,500     Biogen Idec, Inc.* .............................         383,500
      7,700     Genentech, Inc.* ...............................         945,560
                                                                    ------------
                                                                       1,329,060
                                                                    ------------
CHEMICALS: 1.7%
     14,900     Praxair, Inc. ..................................         544,595
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES: 2.0%
      7,100     Apollo Group, Inc.* ............................         645,248
                                                                    ------------

COMMUNICATIONS EQUIPMENT: 6.4%
     63,500     Cisco Systems, Inc.* ...........................       1,325,245
     24,700     Motorola, Inc. .................................         450,775
     66,200     Nortel Networks Corp.#* ........................         247,588
                                                                    ------------
                                                                       2,023,608
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS: 1.4%
     23,600     Network Appliance, Inc.* .......................         439,432
                                                                    ------------

CONSUMER FINANCE: 4.5%
     11,100     Capital One Financial Corp. ....................         727,383
     17,800     SLM Corp. ......................................         681,918
                                                                    ------------
                                                                       1,409,301
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.9%
     28,300     Agilent Technologies, Inc. * ...................         764,383
     47,600     Sanmina-SCI Corp.* .............................         476,952
                                                                    ------------
                                                                       1,241,335
                                                                    ------------
ENERGY EQUIPMENT & SERVICES: 1.2%
      8,400     BJ Services Co.* ...............................         373,800
                                                                    ------------

HEALTHCARE EQUIPMENT & SUPPLIES: 10.8%
     10,300     Alcon, Inc.# ...................................         764,775
     20,300     Boston Scientific Corp.* .......................         836,157
      7,900     Guidant Corp. ..................................         497,779
      5,800     St. Jude Medical, Inc.* ........................         442,308
      4,600     Varian Medical Systems, Inc.* ..................         394,864
      5,700     Zimmer Holdings, Inc.* .........................         455,145
                                                                    ------------
                                                                       3,391,028
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES: 4.0%
     20,500     UnitedHealth Group, Inc. .......................       1,260,340
                                                                    ------------

HOUSEHOLD DURABLES: 1.0%
      6,200     Pulte Homes, Inc. ..............................         304,854
                                                                    ------------

INVESTMENT BANKING: 3.5%
     11,300     The Goldman Sachs Group, Inc. ..................       1,093,275
                                                                    ------------



SHARES                                                                   VALUE
--------------------------------------------------------------------------------

INTERNET CATALOG RETAIL: 3.2%
     12,400     eBay, Inc.* ....................................    $    989,768
                                                                    ------------

INTERNET SOFTWARE & SERVICES: 2.8%
     17,500     YAHOO!, Inc.* ..................................         883,050
                                                                    ------------

IT CONSULTING & SERVICES: 1.8%
     15,500     Paychex, Inc. ..................................         577,840
                                                                    ------------

MACHINERY: 2.1%
     14,750     Navistar International Corp.* ..................         665,962
                                                                    ------------

MEDIA: 5.6%
     26,100     Echostar Communications Corp. - Class A* .......         866,259
     46,400     Gemstar - TV Guide International, Inc.* ........         259,376
     18,600     Univision Communications, Inc.* ................         629,610
                                                                    ------------
                                                                       1,755,245
                                                                    ------------
MULTILINE RETAIL: 3.2%
     15,700     Dollar Tree Stores, Inc.* ......................         423,115
     14,316     Kohl's Corp.* ..................................         598,266
                                                                    ------------
                                                                       1,021,381
                                                                    ------------
PHARMACEUTICALS: 7.5%
     16,400     Forest Laboratories, Inc.* .....................       1,057,472
     20,900     Teva Pharmaceutical Industries Ltd. - ADR ......       1,286,604
                                                                    ------------
                                                                       2,344,076
                                                                    ------------
SEMICONDUCTORS: 10.0%
      9,200     Broadcom Corp. - Class A* ......................        .347,392
     54,600     Intel Corp. ....................................       1,404,858
     15,700     Maxim Integrated Products, Inc. ................         722,043
     20,400     Xilinx, Inc. ...................................         686,052
                                                                    ------------
                                                                       3,160,345
                                                                    ------------
SOFTWARE: 6.0%
     26,900     SAP AG - ADR ...................................       1,002,832
     13,700     Mercury Interactive Corp.* .....................         582,935
      9,900     Cognos, Inc.#* .................................         312,147
                                                                    ------------
                                                                       1,897,914
                                                                    ------------
SPECIALTY RETAIL: 1.4%
      8,300     Lowe's Companies, Inc. .........................         432,098
                                                                    ------------

TEXTILES APPAREL & LUXURY GOODS: 1.0%
      8,900     Polo Ralph Lauren Corp. ........................         307,940
                                                                    ------------

THRIFTS & MORTGAGE FINANCE: 5.6%
     20,299     Countrywide Financial Corp. ....................       1,203,731
     22,000     New York Community Bancorp, Inc. ...............         551,540
                                                                    ------------
                                                                       1,755,271
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $26,110,938) ..........................................      30,998,842
                                                                    ------------





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       17





                            PIC GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited) - (continued)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS: 1.4%
$   215,565     SEI Daily Income Trust Government Fund .........    $    215,565
    215,565     SEI Daily Income Treasury Fund .................         215,565
                                                                    ------------
                                                                         431,130
                                                                    ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $431,130) ..............................................         431,130
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $26,542,068): 99.9% ....................................      31,429,972
  Other Assets in excess of Liabilities: 0.1% ..................          33,042
                                                                    ------------

NET ASSETS: 100.0% .............................................    $ 31,463,014
                                                                    ============

-----------
* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.




























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       18





                                 PIC TWENTY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.5%
AUTOMOBILES & MOTORCYCLES: 2.4%
      8,700     Harley-Davidson, Inc. ..........................    $    489,984
                                                                    ------------

BIOTECHNOLOGY: 8.8%
     14,100     Biogen Idec, Inc.* .............................         831,900
      7,500     Genentech, Inc.* ...............................         921,000
                                                                    ------------
                                                                       1,752,900
                                                                    ------------
COMMUNICATIONS EQUIPMENT: 8.3%
     47,400     Cisco Systems, Inc.* ...........................         989,238
     21,000     Motorola, Inc. .................................         383,250
     77,500     Nortel Networks Corp.#* ........................         289,850
                                                                    ------------
                                                                       1,662,338
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS: 3.0%
     32,700     Network Appliance, Inc.* .......................         608,874
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.0%
     29,400     Agilent Technologies, Inc.* ....................         794,094
                                                                    ------------


HEALTHCARE EQUIPMENT & SUPPLIES: 12.2%
     19,700     Boston Scientific Corp.* .......................         811,443
     10,200     Guidant Corp. ..................................         642,702
      5,500     St. Jude Medical, Inc.* ........................         419,430
      6,900     Zimmer Holdings, Inc.* .........................         550,965
                                                                    ------------
                                                                       2,424,540
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES: 5.3%
     17,100     UnitedHealth Group, Inc. .......................       1,051,308
                                                                    ------------

INTERNET CATALOG RETAIL: 6.8%
     17,000     eBay, Inc.* ....................................       1,356,940
                                                                    ------------

INVESTMENT BANKING: 4.3%
      8,800     The Goldman Sachs Group, Inc. ..................         851,400
                                                                    ------------

MEDIA: 4.4%
     26,400     EchoStar Communications Corp. - Class A* .......         876,216
                                                                    ------------

MULTILINE RETAIL: 3.2%
     15,400     Kohl's Corp.* ..................................         643,566
                                                                    ------------





SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 10.5%
     17,300     Forest Laboratories, Inc. - Class A* ...........    $  1,115,504
     15,900     Teva Pharmaceutical Industries Ltd. - ADR ......         978,804
                                                                    ------------
                                                                       2,094,308
                                                                    ------------
SEMICONDUCTORS: 13.6%
     11,500     Broadcom Corp. - Class A* ......................         434,240
     35,200     Intel Corp. ....................................         905,696
     19,200     Maxim Integrated Products ......................         883,008
     14,700     Xilinx, Inc. ...................................         494,361
                                                                    ------------
                                                                       2,717,305
                                                                    ------------
SOFTWARE: 7.5%
     15,900     Mercury Interactive Corp.* .....................         676,545
     22,000     SAP AG - ADR ...................................         820,160
                                                                    ------------
                                                                       1,496,705
                                                                    ------------
THRIFTS & MORTGAGE FINANCE: 5.2%
     17,449     Countrywide Financial Corp. ....................       1,034,726
                                                                    ------------

TOTAL COMMON STOCKS
                (cost $17,913,204) .............................      19,855,204
                                                                    ------------

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS: 1.6%
$   162,727     SEI Daily Income Trust Government Fund .........    $    162,727
    162,726     SEI Daily Income Treasury Fund .................         162,726
                                                                    ------------
                                                                         325,453
                                                                    ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $325,453) ..............................................         325,453
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $18,238,657): 101.1% ...................................      20,180,657
  Liabilities in excess of Other Assets: (1.1%) ................        (218,327)
                                                                    ------------

NET ASSETS: 100.0% .............................................    $ 19,962,330
                                                                    ------------
----------
* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       19




                      STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------

April 30, 2004 (Unaudited)
                                                     PIC             PIC
                                                  SMALL CAP         MID CAP           PIC               PIC
                                                 GROWTH FUND         FUND          GROWTH FUND      TWENTY FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments at cost .....................   $ 298,135,732    $   2,710,609    $  26,542,068    $  18,238,657
                                                =============    =============    =============    =============
    Investments at value ....................   $ 340,249,151    $   2,857,623    $  31,429,972    $  20,180,657
    Cash ....................................            --               --                251             --

  Receivables:
    Investments sold ........................       1,707,835           25,765          811,497          408,507
    Fund shares sold ........................       2,152,102             --               --               --
    Dividends and interest ..................          25,350               50           14,195            2,355
    Due from Advisor ........................            --             12,535            3,209            1,311
  Prepaid expenses ..........................          22,088            3,025           11,035           14,549
  Other assets ..............................          16,332             --             26,262             --
                                                -------------    -------------    -------------    -------------
    Total assets ............................     344,172,858        2,898,998       32,296,421       20,607,379
                                                -------------    -------------    -------------    -------------

LIABILITIES:
  Payables:
    Investments purchased ...................      10,551,918           69,616          788,595          628,422
    Fund shares purchased ...................         508,621           15,513              256             --
    Management fees .........................         253,648             --               --               --
    Distribution and service fees ...........          39,798             --               --               --
    Deferred trustees' compensation .........          32,168            8,056           18,404            2,778
    Accrued expenses ........................          65,483            3,876           26,152           13,849
                                                -------------    -------------    -------------    -------------
      Total liabilities .....................      11,451,636           97,061          833,407          645,049
                                                -------------    -------------    -------------    -------------

NET ASSETS ..................................   $ 332,721,222    $   2,801,937    $  31,463,014    $  19,962,330
                                                =============    =============    =============    =============

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)   $ 354,666,971    $   5,602,050    $  84,742,561    $  42,906,991
  Undistributed net investment income (loss)       (1,711,049)         (70,940)        (225,536)         (99,849)
  Undistributed net realized gain (loss)
    from investment transactions ............     (62,348,119)      (2,876,187)     (57,941,915)     (24,786,812)
  Net unrealized appreciation (depreciation)
    of investments ..........................      42,113,419          147,014        4,887,904        1,942,000
                                                -------------    -------------    -------------    -------------

NET ASSETS ..................................   $ 332,721,222    $   2,801,937    $  31,463,014    $  19,962,330
                                                =============    =============    =============    =============

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
  Net assets ................................     111,797,154             --               --               --
  Shares Outstanding (Unlimited
    number of shares authorized,
    par value $0.01) ........................       8,186,814             --               --               --
  NET ASSET VALUE PER SHARE .................   $       13.66    $        --      $        --      $        --
                                                =============    =============    =============    =============
  MAXIMUM OFFERING PRICE PER SHARE
    (NET ASSET VALUE DIVIDED BY 94.25%) .....   $       14.49    $        --      $        --      $        --
                                                =============    =============    =============    =============

CLASS B SHARES:
  Net assets ................................            --          2,801,937             --               --
  Shares Outstanding (Unlimited
    number of shares authorized,
    par value $0.01) ........................            --            163,502             --               --
  NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE* .............   $        --      $       17.14    $        --      $        --
                                                =============    =============    =============    =============

CLASS I SHARES:
  Net assets ................................     220,924,068             --         31,463,014       19,962,330
  Shares Outstanding (Unlimited
    number of shares authorized,
    par value $0.01) ........................      14,666,889             --          4,239,679        6,129,054
  NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE ..............   $       15.06    $        --      $        7.42    $        3.26
                                                =============    =============    =============    =============


--------------
* Redemption price per share is equal to net asset value less any applicable sales charges.

See Accompanying Notes to Financial Statements.




                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------
                                               PIC             PIC
                                             SMALL CAP        MID CAP          PIC              PIC
                                            GROWTH FUND        FUND        GROWTH FUND      TWENTY FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ............................   $    187,829    $      4,986    $     90,231    $     37,423
  Interest .............................         41,877             317           1,599             882
  Foreign tax withheld .................         (1,576)           --            (2,652)           (494)
                                           ------------    ------------    ------------    ------------
    Total investment income ............        228,130           5,303          89,178          37,811
                                           ------------    ------------    ------------    ------------

EXPENSES:
  Management fees (Note 3) .............      1,312,917          18,749         172,821          94,900
  Distribution and service fees
   (Note 4):
    Class A ............................        135,231            --              --              --
    Class B ............................           --             4,193            --              --
    Class I ............................           --              --              --            15,817
  Administration fees (Note 3) .........        155,880          19,184          36,330          20,901
  Fund accounting fees .................         47,945          19,046          21,770          18,147
  Transfer agent fees ..................         18,571           6,835          25,280           9,766
  Audit fees ...........................          7,997           8,756          10,903          13,189
  Custody fees .........................         32,004           5,300          10,544           3,931
  Trustees fees (Note 3) ...............         21,252          13,196          16,122           4,118
  Registration expense .................          4,786           6,319           5,515           6,607
  Reports to shareholders ..............            961           2,054           5,954           1,935
  Legal fees ...........................           --             3,937           2,443           3,307
  Other expenses .......................            203           2,938           2,939           3,768
                                           ------------    ------------    ------------    ------------
    Total expenses .....................      1,737,747         110,507         310,621         196,386
    Expenses recouped (reimbursed)
      by Advisor (Note 3) ..............         17,268         (80,381)       (101,297)        (74,618)
                                           ------------    ------------    ------------    ------------
    Net expenses .......................      1,755,015          30,126         209,324         121,768
                                           ------------    ------------    ------------    ------------
      Net investment income (loss) .....     (1,526,885)        (24,823)       (120,146)        (83,957)
                                           ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
  Net realized gain (loss) from
    investment transactions ............     17,282,226         365,037       5,059,241         532,409
  Net unrealized appreciation
   (depreciation) during the period
   on investments ......................    (25,741,409)       (446,283)     (3,688,612)       (373,902)
                                           ------------    ------------    ------------    ------------
   Net realized and unrealized
     gain (loss) on investments ........     (8,459,183)        (81,246)      1,370,629         158,507
                                           ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........   $ (9,986,068)   $   (106,069)   $  1,250,483    $     74,550
                                           ============    ============    ============    ============















See Accompanying Notes to Financial Statements.



                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
                                                                    PIC
                                                                 SMALL CAP
                                                                GROWTH FUND
                                                    Six Months Ended       Year
                                                     April 30, 2004       Ended
                                                       (Unaudited)   October 31, 2003
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) ...................   $  (1,526,885)   $  (1,694,200)
  Net realized gain (loss) from
    investment transactions ......................      17,282,226       17,404,135
  Net unrealized appreciation
    (depreciation) during the
    period on investments ........................     (25,741,409)      64,995,896
                                                     -------------    -------------
  Net increase (decrease) in net
    assets resulting from operations .............      (9,986,068)      80,705,831
CAPITAL SHARE TRANSACTIONS:
  Class A:
    Shares sold ..................................      90,074,010       46,320,437
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................     (13,948,159)     (53,538,849)
                                                     -------------    -------------
    Net increase (decrease) from
      Class A capital share transactions .........      76,125,851       (7,218,412)
  Class B:
    Shares sold ..................................            --               --
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................            --               --
                                                     -------------    -------------
    Net increase (decrease) from
      Class B capital share transactions .........            --               --
  Class I:
    Shares sold ..................................      59,958,447       92,833,423
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................     (85,094,463)     (36,548,459)
                                                     -------------    -------------
      Net increase (decrease)
        from Class I capital share
        transactions .............................     (25,136,016)      56,284,964
    Redemption fees ..............................            --             56,766
      Total increase (decrease) in
        net assets from capital
        share transactions .......................   $  50,989,835    $  49,123,318
                                                     =============    =============
NET ASSETS:
  Beginning of period ............................     291,717,455      161,888,306
                                                     -------------    -------------
  End of period ..................................   $ 332,721,222    $ 291,717,455
                                                     =============    =============
  Accumulated net investment loss
    at end of period .............................   $  (1,711,049)   $    (184,164)
                                                     =============    =============
FUND SHARE TRANSACTIONS
  Class A:
    Shares sold ..................................       6,126,379        4,631,972
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................        (961,133)      (5,268,425)
                                                     -------------    -------------
    Net increase (decrease) in
      Class A fund shares ........................       5,165,246         (636,453)
                                                     =============    =============
  Class B:
    Shares sold ..................................            --               --
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................            --               --
                                                     -------------    -------------
    Net increase (decrease) in
      Class B fund shares ........................            --               --
                                                     =============    =============
  Class I:
    Shares sold ..................................       3,725,822        7,367,018
    Reinvested distributions .....................            --               --
    Shares repurchased ...........................      (5,277,250)      (3,116,153)
                                                     -------------    -------------
      Net increase (decrease) in
        Class I fund shares ......................      (1,551,428)       4,250,865
                                                     =============    =============
          Total increase (decrease) in fund shares   $   3,613,818    $   3,614,412
                                                     =============    =============



----------------
On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisers Series Trust.







See Accompanying Notes to Financial Statements.


                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

                PIC
              MID CAP                      PIC                              PIC
                FUND                    GROWTH FUND                     TWENTY FUND
Six Months Ended      Year     Six Months Ended     Year      Six Months Ended       Year
April 30, 2004       Ended      April 30, 2004      Ended      April 30, 2004       Ended
 (Unaudited)   October 31, 2003  (Unaudited) October 31, 2003    (Unaudited)  October 31, 2003
-------------------------------------------------------------------------------------------------

$    (24,823)   $    (56,049)   $   (120,146)   $   (274,911)   $    (83,957)   $   (138,624)
     365,037         (84,966)      5,059,241      (6,559,791)        532,409        (821,237)
    (446,283)      1,013,599      (3,688,612)     12,610,440        (373,902)      3,996,552
------------    ------------    ------------    ------------    ------------    ------------
    (106,069)        872,584       1,250,483       5,775,738          74,550       3,036,691


        --            --                --              --              --              --
        --            --                --              --              --              --
        --            --                --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------
        --            --                --              --              --              --

        --           812,576            --              --              --              --
        --            --                --              --              --              --
    (772,199)     (1,501,216)           --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------
    (772,199)       (688,640)           --              --              --              --

        --              --         1,045,487       8,028,847       1,012,554       3,229,916
        --              --              --              --              --              --
        --              --       (21,251,564)    (15,919,758)     (1,289,553)     (2,169,297)
------------    ------------    ------------    ------------    ------------    ------------
        --              --       (20,206,077)     (7,890,911)       (276,999)      1,060,619
        --              --              --               301
$   (772,199)   $   (688,640)   $(20,206,077)   $ (7,890,610)   $   (276,999)   $  1,060,619
============    ============    ============    ============    ============    ============

   3,680,205       3,496,261      50,418,608      52,533,480      20,164,779      16,067,469
------------    ------------    ------------    ------------    ------------    ------------
$  2,801,937    $  3,680,205    $ 31,463,014    $ 50,418,608    $ 19,962,330    $ 20,164,779
============    ============    ============    ============    ============    ============
$    (70,940)   $    (46,117)   $   (225,536)   $   (105,390)   $    (99,849)   $    (15,892)
============    ============    ============    ============    ============    ============


        --            --                --              --              --              --
        --            --                --              --              --              --
        --            --                --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------
        --            --                --              --              --              --
============    ============    ============    ============    ============    ============

        --            47,057            --              --              --              --
        --            --                --              --              --              --
     (45,313)       (110,358)           --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------
     (45,313)        (63,301)           --              --              --              --
============    ============    ============    ============    ============    ============

        --              --           152,379       1,199,774         296,680       1,128,804
        --              --              --              --              --              --
        --              --        (2,747,868)     (2,566,754)       (374,469)       (753,229)
------------    ------------    ------------    ------------    ------------    ------------
        --              --        (2,595,489)     (1,366,980)        (77,789)        375,575
============    ============    ============    ============    ============    ============
$    (45,313)   $    (63,301)   $ (2,595,489)   $ (1,366,980)   $    (77,789)   $    375,575
============    ============    ============    ============    ============    ============












See Accompanying Notes to Financial Statements.


                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------

                            PIC SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                   CLASS I
                                            ----------------------------------------------------
                                               FOR THE      FOR THE       FOR THE     FOR THE
                                            PERIOD ENDED   YEAR ENDED    YEAR ENDED  YEAR ENDED
                                               APRIL 30,   OCTOBER 31,   OCTOBER 31, OCTOBER 31,
                                                 2004         2003         2002        2001
                                             ----------    ----------  ----------  ----------
PER SHARE DATA
Net asset value per share,
  beginning of period ....................   $    15.38    $    10.58  $    13.23  $    39.06
Income from investment operations:
  Net investment income (loss) ...........        (0.07)        (0.08)      (0.10)      (0.08)
  Net realized gains (losses) and
    change in unrealized
    appreciation or depreciation
    on investments .......................        (0.25)         4.88       (2.55)      (9.61)
                                             ----------    ----------  ----------  ----------
    Total income (loss) from
      investment operations ..............        (0.32)         4.80       (2.65)      (9.69)
                                             ----------    ----------  ----------  ----------

DISTRIBUTIONS:
  From net realized gains ................      --            --          --           (16.14)
                                             ----------    ----------  ----------  ----------
  Net asset value per share,
    end of period ........................   $    15.06    $    15.38  $    10.58  $    13.23
                                             ----------    ----------  ----------  ----------
  Total return ...........................        -2.08%++      45.37%     -20.03%     -37.11%
                                             ==========    ==========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period ........................   $    220.9    $    249.5  $    126.6  $    176.0
  Ratio of expenses to average net assets:
    Before expense reimbursement .........         0.99%+        1.38%       1.34%       1.26%
    After expense reimbursement ..........         1.00%+        1.00%       1.00%       1.00%
  Ratio of net investment income (loss)
    to average net assets: ...............        -0.80%+       -0.78%      -0.75%      -0.59%
  Portfolio turnover rate ................        52.69%++     106.81%     100.71%      99.00%



----------
#   Per share numbers have been calculated using the average shares method.
++  Not annualized.
+   Annualized.

    On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
    PIC Feeder Fund.















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------

                            PIC SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

         CLASS I                                           CLASS A
------------------------ ------------------------------------------------------------------------
   FOR THE      FOR THE    FOR THE      FOR THE    FOR THE      FOR THE    FOR THE     FOR THE
 YEAR ENDED   YEAR ENDED PERIOD ENDED  YEAR ENDED YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
 OCTOBER 31,  OCTOBER 31, APRIL 30,   OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31,
    2000         1999       2004         2003       2002        2001         2000       1999
----------  ----------  ---------    ----------  ----------  ---------  ---------- ----------

$    28.80  $    18.13  $   13.97    $     9.65  $    12.13  $   19.38  $    13.55 $     8.50

     (0.30)      (0.20)     (0.07)        (0.15)      (0.13)     (0.15)       0.10#     (0.30)

     12.24       10.87      (0.24)         4.47       (2.35)     (7.10)       5.73       5.35
----------  ----------  ---------    ----------  ----------  ---------  ---------- ----------
     11.94       10.67      (0.31)         4.32       (2.48)     (7.25)       5.83       5.05
----------  ----------  ---------    ----------  ----------  ---------  ---------- ----------


     (1.68)    --         --            --          --         --          --         --
----------  ----------  ---------    ----------  ----------  ---------  ---------- ----------
$    39.06  $    28.80  $   13.66    $    13.97  $     9.65  $   12.13  $    19.38 $    13.55
----------  ----------  ---------    ----------  ----------  ---------  ---------- ----------
     42.29%      58.85%     -2.22%++      44.77%     -20.45%    -37.41%      43.03%     59.41%
==========  ==========  =========    ==========  ==========  =========  ========== ==========


$    239.5  $    218.0  $   11.80    $     42.2  $     35.3  $    39.6  $     59.5 $      0.9

      1.25%       1.27%      1.39%+        2.09%       1.86%      1.81%       1.88%      7.40%
      1.00%       1.00%      1.40%+        1.45%       1.45%      1.45%       1.45%      1.55%

     -0.64%      -0.79%     -0.80%+       -1.23%      -1.20%      -1.04%     -0.93%     -1.35%
    143.39%     133.24%     52.69%++     106.81%     100.71%     99.00%     134.39%    133.24%
























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                              FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

                                PIC MID CAP FUND
----------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        MARCH 31,
                                        FOR THE      FOR THE      FOR THE     FOR THE      FOR THE      1999*
                                      PERIOD ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    THROUGH
                                        APRIL 30,   OCTOBER 31,  OCTOBER 31, OCTOBER 31, OCTOBER 31,  OCTOBER 31,
CLASS B SHARES                            2004         2003         2002       2001         2000         1999
                                      ---------    ----------  ----------  ----------  ----------  ----------
Net asset value per share,
  beginning of period .............   $   17.62    $    12.85  $    15.47  $    30.42  $    15.60  $    13.03
Income from investment operations:
  Net investment income (loss) ....       (0.15)        (0.29)      (0.37)      (0.36)      (0.31)      (0.02)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments ................       (0.33)         5.06       (2.25)     (13.37)      15.13        2.59
                                      ---------    ----------  ----------  ----------  ----------  ----------
  Total income (loss) from
    investment operations .........       (0.48)         4.77       (2.62)     (13.73)      14.82        2.57
                                      ---------    ----------  ----------  ----------  ----------  ----------

DISTRIBUTIONS:
  From net realized gains .........                   --          --            (1.22)    --          --
                                      ---------    ----------  ----------  ----------  ----------  ----------
  Net asset value per share,
    end of period .................   $   17.14    $    17.62  $    12.85  $    15.47  $    30.42  $    15.60
                                      ---------    ----------  ----------  ----------  ----------  ----------
  Total return ....................       -2.72%++      37.12%     -16.94%     -46.85%      95.00%      19.72%++
                                      =========    ==========  ==========  ==========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period .................   $    2.8     $     3.7   $     3.5   $     5.6   $     9.4   $     0.7
  Ratio of expenses to
    average net assets:
    Before expense
      reimbursement ...............        6.59%+       10.38%       4.03%       3.53%       3.75%      97.87%+
    After expense
      reimbursement ...............        1.80%+        2.14%       2.14%       2.14%       2.14%       2.14%+
  Ratio of net investment income
    (loss) to average net assets: .       -1.48%+       -1.87%      -1.99%      -1.79%      -1.76%      -1.69%+
  Portfolio turnover rate .........       55.36%++     133.51%     259.63%     148.64%     185.88%     144.64%++


*   Commencement of operations.
++  Not annualized.
+   Annualized.
    On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisers Series Trust. The historical data shown reflects the operations of each respective predecessor
    PIC Feeder fund.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------

                                 PIC GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         FOR THE      FOR THE      FOR THE      FOR THE      FOR THE    FOR THE
                                      PERIOD ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         APRIL 30,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
CLASS I SHARES                            2004         2003         2002         2001         2000          1999
                                      ---------    ---------    ---------    ----------    ----------    ----------
Net asset value per share,
  beginning of period .............   $    7.38    $    6.40    $    8.07    $    20.69    $    21.72    $    17.75
Income from investment operations:
  Net investment income (loss) ....       (0.03)       (0.04)       (0.07)        (0.07)        (0.18)        (0.15)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments ................        0.07         1.02        (1.60)        (7.98)         2.66          5.40
                                      ---------    ---------    ---------    ----------    ----------    ----------
  Total income (loss) from
    investment operations .........        0.04         0.98        (1.67)        (8.05)         2.48          5.25
                                      ---------    ---------    ---------    ----------    ----------    ----------

DISTRIBUTIONS:
  From net realized gains .........                  --           --              (4.57)        (3.51)        (1.28)
                                      ---------    ---------    ---------    ----------    ----------    ----------
  Net asset value per share,
    end of period .................   $    7.42    $    7.38    $    6.40    $     8.07    $    20.69    $    21.72
                                      ---------    ---------    ---------    ----------    ----------    ----------
  Total return ....................        0.54%++     15.31%      -20.69%       -49.40%        11.21%        31.08%
                                      =========    =========    =========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period .................   $   31.5     $   50.4     $   52.5     $    84.4     $   181.3     $   174.4
  Ratio of expenses to
    average net assets:
    Before expense
      reimbursement ...............        1.56%+       1.86%        1.58%         1.46%         1.35%         1.36%
    After expense
      reimbursement/recoupment ....        1.05%+       1.25%        1.25%         1.25%         1.25%         1.25%
  Ratio of net investment income
    (loss) to average net assets: .       -0.60%+      -0.57%       -0.73%        -0.67%        -0.79%        -0.73%
  Portfolio turnover rate .........       36.72%++     79.11%       83.09%       105.02%       148.85%        80.34%


++ Not annualized.
+ Annualized.
On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisers Series Trust. The historical data shown reflects the operations of each respective predecessor PIC Feeder Fund.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                 PIC TWENTY FUND
---------------------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                                                              DECEMBER 29,
                                                 FOR THE      FOR THE      MAY 1,       FOR THE      FOR THE      1999*
                                              PERIOD ENDED YEAR ENDED      2002       YEAR ENDED   YEAR ENDED   THROUGH
                                                 APRIL 30, OCTOBER 31,     THROUGH      APRIL 30,    APRIL 30,  APRIL 30,
CLASS I SHARES                                   2004         2003         2002**       2002         2001       2000
--------------                               ---------    ----------  ---------    ----------  ----------  ---------
Net asset value per share,
  beginning of period ....................   $    3.25    $     2.76  $    3.82    $     5.42  $     9.61  $   10.00
Income from investment operations:
  Net investment income (loss) ...........       (0.01)        (0.02)     (0.01)        (0.03)      (0.04)     (0.02)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments .......................        0.02          0.51      (1.05)        (1.57)      (4.15)     (0.37)
                                             ---------    ----------  ---------    ----------  ----------  ---------
  Total income (loss) from
    investment operations ................        0.01          0.49      (1.06)        (1.60)      (4.19)     (0.39)
                                             ---------    ----------  ---------    ----------  ----------  ---------

DISTRIBUTIONS:
  From net realized gains ................     --            --         --            --          --         --
                                             ---------    ----------  ---------    ----------  ----------  ---------
  Net asset value per share,
    end of period ........................   $    3.26    $     3.25  $    2.76    $     3.82  $     5.42  $    9.61
                                             ---------    ----------  ---------    ----------  ----------  ---------
  Total return ...........................        0.31%++      17.75%    -27.75%++     -29.52%     -43.60%     -3.90%++
                                             =========    ==========  =========    ==========  ==========  =========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period ........................   $   20.0     $    20.2   $   16.1     $    22.1   $    26.7   $   31.3
  Ratio of expenses to average net assets:
    Before expense
      reimbursement ......................        1.86%+        2.25%      2.14%+        1.94%       1.88%      1.91%+
    After expense
      reimbursement/recoupment ...........        1.15%+        1.30%      1.30%+        1.30%       1.30%      1.31%+
  Ratio of net investment income
    (loss) to average net assets: ........       -0.80%+       -0.80%     -0.95%+        0.94%      -0.78%      -0.57%+
  Portfolio turnover rate ................       57.63%++     136.00%     84.00%++     140.00%     137.00%     80.00%++

--------------
*   Commencement of operations.
**  The PIC Twenty Fund changed its fiscal year end from April 30, to October
    31.
^   The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.
++  Not annualized.
+   Annualized.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


1 - ORGANIZATION
The PIC Small Cap Growth Fund, PIC Mid Cap Fund, and PIC Growth Fund are diversified series of shares of beneficial interest of Advisors Series Trust ("the Trust") which is registered under the Investment Company Act of 1940 as an open-end management investment company. The PIC Twenty Fund is a non-diversified series of shares of beneficial interest of the the Trust. The PIC Small Cap Growth Fund - Class I commenced operations on September 30, 1993 and the PIC Small Cap Growth Fund - Class A commenced operations on February 3, 1997. The PIC Mid Cap Fund commenced operations on March 31, 1999. The PIC Growth Fund commenced operations on June 11, 1992. The PIC Twenty Fund commenced operations on December 29, 1999.

2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

    D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. SECURITIES LOANS. The Funds may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

    F. REDEMPTION FEES. The Funds charge a 1% redemption fee to shareholders who redeem shares held for less than 30 days. Such fees are retained by the Fund and accounted for as an addition to paid in capital.

3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended April 30, 2004, Provident Investment Counsel, Inc. (the "Advisor"), an indirect, wholly owned subsidiary of Old Mutual PLC, provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the PIC Small Cap Growth Fund, 0.70% based upon the average daily net assets of the PIC Mid Cap Fund, 0.80% based upon the average daily net assets of the PIC Growth Fund, and 0.90% based upon the average daily net assets of the PIC Twenty Fund. For the six months ended April 30, 2004, the PIC Small Cap Growth Fund, PIC Mid Cap Fund, PIC Growth Fund, and PIC Twenty Fund incurred $1,312,917, $18,749, $172,821, and $94,900 in advisory fees, respectively.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS at April 30, 2004 (Unaudited) - (continued)
--------------------------------------------------------------------------------

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds' aggregate annual operating expenses to 1.00% for the PIC Small Cap Fund - Class I, 1.40% for the PIC Small Cap Fund - Class A, 1.65% for the PIC Mid Cap Fund, 0.95% of average net assets for the PIC Growth Fund and 1.10% of the PIC Twenty Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds' expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board's subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the six months ended April 30, 2004, the Advisor reduced its fees and absorbed Fund expenses in the amount of $80,381, $101,297, and $74,618 for the PIC Mid Cap Fund, PIC Growth Fund, and PIC Twenty Fund, respectively. For the six months ended April 30, 2004, the Advisor recouped $17,268 of such expenses it previously reimbursed to the PIC Small Cap Growth Fund.

At April 30, 2004, the amount available for reimbursement to the Advisor by each Fund, are as follows:

        FUND                                       TOTAL
        ----                                       -----
        PIC Small Cap Growth Fund               $ 2,227,063
        PIC Mid Cap Fund                        $   700,571
        PIC Growth Fund                         $   871,615
        PIC Twenty Fund                         $   323,554

At April 30, 2004, accumulative expenses subject to recapture for the Funds expire as follows:
                                                     OCTOBER 31,
                                   ---------------------------------------------
      FUND                           2004        2005         2006         2007
      ----                           ----        ----         ----         ----
      PIC Small Cap Growth Fund    $659,849    $727,184     $840,030    $   --
      PIC Mid Cap Fund             $175,322    $194,844     $250,024    $ 80,381
      PIC Growth Fund              $230,689    $244,735     $294,894    $101,297
      PIC Twenty Fund              $   --      $ 84,837*    $164,099    $ 74,618

      * $9,398 expires on April 30, 2005. The remaining $75,439 expires on October 31, 2005.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplies to the Trustees; monitors the activities of the Funds' custodian, transfer agents and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate from each Fund:

   FUND ASSET LEVEL                          FEE RATE
   ----------------                          --------
   Less than $15 million                     $30,000
   $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
   More than $150 million                    0.05% of average daily net assets

For the six months ended April 30, 2004, the PIC Small Cap Growth Fund, PIC Mid Cap Fund, PIC Growth Fund and PIC Twenty Fund incurred $155,880, $19,184, $36,330, and $20,901 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the Fund Accountant and Transfer Agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator. The Distributor received commissions from sales or redemptions of fund shares during the period ended April 30, 2004, as follows:

        PIC Small Cap Growth Fund - Class A              $          333
        PIC Mid Cap Fund - Class B                                  --

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS at April 30, 2004 (Unaudited) - (continued)
--------------------------------------------------------------------------------

Certain officers of the Funds are also officers of the Administrator and Distributor.

The PIC Investment Trust (previous Trust of the Funds) approved a Deferred Compensation Plan for its Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). The phantom share account is marked to market on January 1 of each calendar year. The phantom share account balances were as follows on January 1, 2004:

        PIC Small Cap Growth Fund                   $ 32,168
        PIC Mid Cap Fund                               8,056
        PIC Growth Fund                               18,404
        PIC Twenty Fund                                2,779

4 - SHAREHOLDER SERVICING FEE
The PIC Small Cap Growth Fund - Class A, PIC Mid Cap Fund, and the PIC Twenty Fund have entered into a Shareholder Servicing Agreement with the Advisor under which the Fund pays servicing fees at an annual rate of 0.15%, 0.25% and 0.15%, respectively, of the average daily net assets of the Funds. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended April 30, 2004, the PIC Small Cap Fund - Class A incurred shareholder servicing fees of $50,712, the PIC Mid Cap Fund incurred shareholder servicing fees of $4,193, and the PIC Twenty Fund incurred $15,817 under the agreement.

5 - DISTRIBUTION COSTS
The PIC Small Cap Growth Fund - Class A has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent a compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended April 30, 2004, the PIC Small Cap Growth Fund - Class A paid the Distribution Coordinator $84,519.

6 - PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were:

                                            PURCHASES                SALES
                                            ---------                -----
        PIC Small Cap Growth Fund         $  219,213,693          $  163,833,276
        PIC Mid Cap Fund                  $    1,827,227          $    2,552,719
        PIC Growth Fund                   $   14,437,525          $   34,698,988
        PIC Twenty Fund                   $   11,786,121          $   12,051,153

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS at April 30, 2004 (Unaudited) - (continued)
--------------------------------------------------------------------------------


7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of October 31, 2003, the Fund's most recent fiscal year end, the components of net assets on a tax basis were as follows:

                                                 UNREALIZED
                                                APPRECIATION
                                                ------------
        PIC Small Cap Growth Fund               $ 66,604,279
        PIC Mid Cap Fund                             580,250
        PIC Growth Fund                            8,402,972
        PIC Twenty Fund                            2,269,067

At October 31, 2003, the Fund's most recent fiscal year end, certain Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

                                                      CAPITAL LOSSES EXPIRING IN:
                             -----------------------------------------------------------------------
                                  2008         2009           2010            2011         TOTAL
                                  ----         ----           ----            ----         -----
PIC Small Cap Growth Fund          --      (30,780,660)   (47,599,136)          --      (78,379,796)
PIC Mid Cap Fund                   --       (2,642,388)      (381,989)      (203,800)    (3,228,177)
PIC Growth Fund                    --      (38,732,508)   (17,519,942)    (6,575,162)   (62,827,612)
PIC Twenty Fund              (3,095,671)   (16,860,445)    (4,086,862)    (1,229,408)   (25,272,386)

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, and deferred trustees compensation. During the year ended October 31, 2003, the PIC Small Cap Growth Fund and the PIC Mid Cap Fund utilized capital loss carryforwards of $13,085,871 and $3,126,330, respectively.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-618-7643 or on the U.S. Securities and Exchange Commision's website at sec.gov.


A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on December 18, 2003, to approve an Agreement and Plan of Reorganization of the Funds into newly formed series of Advisors Series

Trust.
                                         FOR            AGAINST        ABSTAINED
                                         ---            -------        ---------
Approval of an Agreement and
Plan of Reorganization of the
SMALL CAP GROWTH FUND I
into a newly formed series of
Advisors Series Trust                 11,601,791             0           1,428

Approval of an Agreement and
Plan of Reorganization of the
SMALL COMPANY GROWTH FUND A
into a newly formed series of
Advisors Series Trust                  2,027,839         3,777           2,471

Approval of an Agreement and
Plan of Reorganization of the
MID CAP FUND B into a
newly formed series of
Advisors Series Trust                    109,167         1,182               0

Approval of an Agreement and
Plan of Reorganization of the
GROWTH FUND I into a
newly formed series of
Advisors Series Trust                  6,785,578        9,280              270

Approval of an Agreement and
Plan of Reorganization of the
TWENTY FUND I into a
newly formed series of
Advisors Series Trust                  6,161,753             0               0

                                PIC MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS - ADVISORS SERIES TRUST
--------------------------------------------------------------------------------
WALTER E. AUCH, Independent Trustee
JAMES CLAYBURN LAFORCE, Independent Trustee
DONALD E. O'CONNOR, Independent Trustee
GEORGE J. REBHAN, Independent Trustee
GEORGE T. WOFFORD III, Independent Trustee
ERIC M. BANHAZL, President and Trustee
RODNEY A. DEWALT, Secretary
DOUGLAS G. HESS, Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena, CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP


WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?

COMMITMENT TO OUR SHAREHOLDERS
------------------------------
    o   Dedicated investment team managing your investments
    o   Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
----------------------------
    o   "Pure growth" philosophy and consistent investment style
    o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
------------------------------------
    o   Significant number of professionals committed to growth philosophy
    o   Transparent process that "digs deep" into company fundamentals








--------------------------------------------------------------------------------
This semi-annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after June 30, 2004, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com
                                                                         (06/04)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable for semi-annual reports.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ADVISORS SERIES TRUST

         By (Signature and Title) /S/ ERIC M. BANHAZL
                                  ------------------------
                                  Eric M. Banhazl, President

         Date   7/2/04
                ------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ ERIC M. BANHAZL
                                    --------------------------
                                    Eric M. Banhazl, President

         Date  7/2/04
               ------

         By (Signature and Title)* /S/ DOUGLAS G. HESS
                                   --------------------------
                                   Douglas G. Hess, Treasurer

         Date  7/2/04
               ------



* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.